OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the six months ended November 30, 2008. These series have May 31 fiscal year end.

Date of reporting period: November 30, 2008

Item 1 - Reports to Stockholders.

Evergreen High Income Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen High Income Municipal Bond Fund for the six-month period ended November 30, 2008 (the “period”).

The environment for fixed income investing grew increasingly difficult during the period as the nation came to terms with the reality of recession. Investors sought out quality and tried to minimize risk. Treasuries and higher quality short-term debt were among the relatively few investment categories able to weather the financial storm. Meanwhile, the values of corporate bonds and equities fell as evidence mounted that the general economy was weakening and corporate profits were deteriorating. As sentiment in the fixed income markets moved from worries about inflation to concerns about deflation, investors appeared willing to accept virtually nothing for short-term loans to the federal government. Municipal bonds also felt the effects of the market downturn and the general flight to quality, with safety-conscious investors showing clear preference for shorter-maturity debt and higher quality securities. In the domestic equity market, few stocks escaped the damage that affected shares of growth companies, value companies and corporations of all sizes and industry groups. The domestic trends extended to capital markets beyond the United States. Foreign sovereign government debt of industrialized nations held up relatively well, but virtually all other asset classes suffered declines. Further signs of a global recession also pulled commodity and oil prices lower, while the market for gold strengthened.

Economic news seemed only to get worse during the period. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. Economists believed GDP for the fourth quarter of 2008 could drop by more and that the nation’s unemployment rate could climb above 8% in 2009. The National Bureau of Economic Research announced that the domestic economy was officially in recession. Meanwhile, reports of slumping manufacturing production and weakening economic activity appeared throughout the world, signaling a global slowdown. The European Union’s economic analysis bureau reported that GDP for the 15-nation Eurozone fell by 0.2% during the third quarter of 2008. The economic deceleration extended to China, where the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added

1

LETTER TO SHAREHOLDERS continued

liquidity into the markets. These efforts continued into December 2008, after the fiscal period ended, when the U.S. Federal Reserve dropped official interest rates to an historically low range, slashing the target fed funds rate to a range of zero to 0.25%. Meanwhile, Congress and officials of both the outgoing and incoming administrations considered new spending plans to revive the economy and, perhaps, rescue the staggering domestic auto industry.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. In contrast, the managers of Evergreen High Income Municipal Bond Fund focused exclusively on the highest-quality municipal securities, primarily insured bonds. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of November 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers†:

Mathew M. Kiselak; Dennis Derby

†  Effective August 18, 2008, Mr. Kiselak replaced Richard Marrone as lead portfolio manager of the fund. Also effective August 18, 2008, Mr. Derby became a     portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

Class inception date	Class A 6/17/1992	Class B 7/10/1995	Class C 3/6/1998	Class I 9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

6-month return with sales charge	-18.85%	-19.26%	-15.95%	N/A

6-month return w/o sales charge	-14.79%	-15.12%	-15.12%	-14.68%

Average annual return*

1-year with sales charge	-20.64%	-21.27%	-18.12%	N/A

1-year w/o sales charge	-16.69%	-17.33%	-17.33%	-16.48%

5-year	-1.93%	-2.00%	-1.68%	-0.69%

10-year	0.63%	0.38%	0.38%	1.39%

Maximum sales charge	4.75%	5.00%	1.00%	N/A

	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 852.07	$4.46
Class B	$1,000.00	$ 848.80	$7.93
Class C	$1,000.00	$ 848.80	$7.93
Class I	$1,000.00	$ 853.17	$3.30
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.26	$4.86
Class B	$1,000.00	$1,016.50	$8.64
Class C	$1,000.00	$1,016.50	$8.64
Class I	$1,000.00	$1,021.51	$3.60

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.71% for Class B, 1.71% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.25	0.37	0.47	0.48	0.50	0.51	0.53
Net realized and unrealized gains or losses on investments	(1.56)	(0.70)	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(1.31)	(0.33)	(0.10)	0.42	0.79	0.58	0.24

Distributions to shareholders from
Net investment income	(0.24)	(0.37)	(0.47)	(0.48)	(0.50)	(0.51)	(0.53)

Net asset value, end of period	$7.44	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return[2]	(14.79)%	(3.44)%	(1.09)%	4.17%	8.10%	5.91%	2.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$117,495	$159,267	$207,442	$233,585	$205,593	$179,971	$186,685
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.96%[3]	1.09%[3]	1.01%	0.94%[4]	0.96%	1.01%	0.99%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.96%[3]	1.13%[3]	1.06%	0.99%[4]	0.98%	1.01%	0.99%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.96%[3]	0.96%[3]	0.92%	0.92%	0.96%	1.01%	0.99%
Interest and fee expense[5]	0.00%[3]	0.13%[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.76%[3]	5.28%[3]	4.63%	4.71%	4.93%	5.05%	5.27%
Portfolio turnover rate	54%	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.21	0.31	0.40 [2]	0.40	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(1.55)	(0.69)	(0.57)	(0.05)	0.29	0.07	(0.29)

Total from investment operations	(1.34)	(0.38)	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.21)	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$7.44	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return[3]	(15.12)%	(3.99)%	(1.83)%	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,516	$30,764	$43,379	$60,381	$80,083	$97,754	$125,469
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.71%[4]	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.71%[4]	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.71%[4]	1.71%[4]	1.67%	1.67%	1.68%	1.71%	1.72%
Interest and fee expense[6]	0.00%[4]	0.13%[4]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.99%[4]	4.53%[4]	3.87%	3.97%	4.22%	4.35%	4.54%
Portfolio turnover rate	54%	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.21	0.32	0.40	0.41	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(1.55)	(0.70)	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(1.34)	(0.38)	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.21)	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$7.44	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return[2]	(15.12)%	(3.99)%	(1.83)%	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,748	$24,036	$32,848	$34,157	$26,760	$17,533	$19,729
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.71%[3]	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.71%[3]	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.71%[3]	1.71%[3]	1.67%	1.67%	1.68%	1.71%	1.72%
Interest and fee expense[5]	0.00%[3]	0.13%[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.01%[3]	4.54%[3]	3.87%	3.95%	4.19%	4.35%	4.54%
Portfolio turnover rate	54%	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.25	0.38	0.50	0.51	0.53	0.54	0.56
Net realized and unrealized gains or losses on investments	(1.55)	(0.69)	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(1.30)	(0.31)	(0.07)	0.45	0.82	0.61	0.27

Distributions to shareholders from
Net investment income	(0.25)	(0.39)	(0.50)	(0.51)	(0.53)	(0.54)	(0.56)

Net asset value, end of period	$7.44	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return	(14.68)%	(3.26)%	(0.85)%	4.48%	8.42%	6.23%	2.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,088	$39,903	$118,111	$156,088	$112,551	$87,440	$81,057
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.71%[2]	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%	0.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.71%[2]	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%	0.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.71%[2]	0.70%[2]	0.67%	0.67%	0.69%	0.71%	0.72%
Interest and fee expense[4]	0.00%[2]	0.13%[2]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.93%[2]	5.45%[2]	4.86%	4.96%	5.21%	5.35%	5.54%
Portfolio turnover rate	54%	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
AIRPORT 1.9%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$3,239,400

COMMUNITY DEVELOPMENT DISTRICT 38.0%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,550,000	1,473,926
Ser. B, 5.20%, 05/01/2014	1,085,000	872,807
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,035,000	952,635
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,560,000	2,168,806
Ser. B, 5.70%, 05/01/2010	1,545,000	1,490,940
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	930,000	721,271
Ser. B, 5.30%, 11/01/2009	155,000	151,195
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,905,000	1,566,882
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,910,000	2,383,494
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,330,000	1,139,717
6.375%, 05/01/2035	1,285,000	889,426
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	1,936,625
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	640,000	532,435
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	96,517
Heritage Isles, FL CDD, Recreational Facs. RB, 7.10%, 10/01/2023	2,150,000	1,172,847
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	930,000	612,721
Ser. B, 5.10%, 11/01/2009	1,215,000	1,006,530
Indian Trace, FL CDD, Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,385,000	1,374,432
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	2,458,410
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,462,708	1,263,077
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,810,000	2,196,184
Ser. A, 7.65%, 05/01/2032	1,870,000	1,736,108
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037 +	3,010,000	1,723,887
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,460,000	909,638
Heron Bay Proj., 7.00%, 05/01/2019	1,397,000	1,337,278
Ser. A, 7.00%, 05/01/2019	300,000	287,175
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,645,000	1,997,497
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A, 5.80%, 05/01/2026	5,000,000	3,955,400
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035	960,000	619,219
Ser. B, 5.125%, 05/01/2009	720,000	608,782
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,060,000	587,611
Ser. B, 5.00%, 05/01/2011	2,590,000	2,316,910

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	$4,540,000	$4,240,042
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	2,725,950
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%,
05/01/2036 +	3,090,000	1,823,718
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,520,000	1,870,493
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,605,000	5,474,155
Tuscany Reserve, FL CDD RB, Ser. B, 5.25%, 05/01/2016	1,325,000	1,014,963
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	2,730,000	2,231,993
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,420,000	3,132,814
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038	2,000,000	1,094,320

		66,148,830

CONTINUING CARE RETIREMENT COMMUNITY 21.2%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,483,750
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,009,000
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	415,360
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,291,668
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	4,500,000	3,334,230
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,115,000	2,659,057
6.375%, 10/01/2025	6,575,000	5,182,152
Nassau Cnty. NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,129,688
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge.
Southminster Proj., Ser. A, 5.75%, 10/01/2037	4,000,000	2,728,760
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran, 5.70%, 07/01/2026	2,000,000	1,406,020
St. John’s Cnty., FL IDA RB, Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,388,050
8.00%, 01/01/2023	4,500,000	4,849,245

		36,876,980

EDUCATION 1.9%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 8.81%, 12/01/2036 *	3,800,000	3,353,120

ELECTRIC REVENUE 2.6%
Salt River, AZ RB, Agriculture Impt. & Power Dist. Elec. Sys. Proj., Ser. A, 5.00%, 01/01/2038	5,000,000	4,511,950

HOSPITAL 11.6%
Colorado Hlth. Facs. Auth. RRB, Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	912,478
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,002,100

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	$3,695,000	$3,072,688
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	2,000,000	1,506,960
Ohio Higher Edl. Facs. & Cmnty. Hosp. RB, Cleveland Clinic Hlth. Sys., 5.25%, 01/01/2033	2,000,000	1,719,280
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,155,410
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	5,417,832
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	6,000,000	4,395,780

		20,182,528

HOUSING 1.3%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,266,583

INDUSTRIAL DEVELOPMENT REVENUE 7.1%
Denver, CO City & Cnty. Spl. Facs. Arpt. RRB, United Airlines Proj. A, 5.25%, 10/01/2032	2,000,000	1,033,660
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	1,770,000	960,083
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,239,496
6.75%, 07/01/2029	2,380,000	1,843,929
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,489,025
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	5,000,000	3,817,200

		12,383,393

MISCELLANEOUS REVENUE 4.0%
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,720,000	2,503,923
Morongo Band of Mission Indians California Enterprise RB, Tax-Exempt, Ser. B, 6.50%, 03/01/2028	3,000,000	2,387,550
Tampa, FL Util. Tax Capital Appreciation, 0.00%, 10/01/2020 ¤	4,000,000	2,037,600

		6,929,073

PUBLIC FACILITIES 2.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,225,000	1,732,519
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	3,174,862

		4,907,381

TOBACCO REVENUE 1.3%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	3,000,000	2,187,960

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.8%
Henrico Cnty.,VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	$2,000,000	$1,557,360
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt. Inc. Proj., 5.20%, 05/01/2027	1,400,000	867,846
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 09-B, 6.00%, 08/01/2029	2,600,000	2,709,018
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,455,176

		6,589,400

Total Municipal Obligations (cost $212,567,481)		169,576,598

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.74 q ø (cost $2,253,106)	2,253,106	2,253,106

Total Investments (cost $214,820,587) 98.8%		171,829,704
Other Assets and Liabilities 1.2%		2,016,535

Net Assets 100.0%		$173,846,239

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Inverse floating rate security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDA	Community Development Authority
CDD	Community Development District
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2008:

Florida	60.2%
North Carolina	4.1%
Texas	4.0%
Georgia	2.9%
Arizona	2.6%
Maryland	2.6%
West Virginia	2.6%
Ohio	2.3%
Virginia	2.3%
Mississippi	2.2%
Pennsylvania	1.9%
Missouri	1.9%
Illinois	1.8%
Oklahoma	1.4%
California	1.4%
Minnesota	1.3%
Colorado	1.1%
New Jersey	0.9%
New York	0.7%
New Hampshire	0.5%
Non-state specific	1.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2008:

AAA	5.7%
AA	1.6%
A	2.2%
BBB	7.2%
NR	83.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2008:

Less than 1 year	4.1%
1 to 3 year(s)	10.4%
3 to 5 years	4.0%
5 to 10 years	7.9%
10 to 20 years	24.6%
20 to 30 years	45.7%
Greater than 30 years	3.3%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $212,567,481)	$169,576,598
Investments in affiliated money market fund, at value (cost $2,253,106)	2,253,106

Total investments	171,829,704
Receivable for Fund shares sold	15,408
Interest receivable	2,798,844
Prepaid expenses and other assets	22,204

Total assets	174,666,160

Liabilities
Dividends payable	493,875
Payable for Fund shares redeemed	126,112
Due to custodian bank	139,441
Advisory fee payable	6,704
Distribution Plan expenses payable	5,467
Due to other related parties	1,800
Accrued expenses and other liabilities	46,522

Total liabilities	819,921

Net assets	$173,846,239

Net assets represented by
Paid-in capital	$286,941,362
Overdistributed net investment income	(56,769)
Accumulated net realized losses on investments	(70,047,471)
Net unrealized losses on investments	(42,990,883)

Total net assets	$173,846,239

Net assets consists of
Class A	$117,495,237
Class B	19,515,627
Class C	17,747,563
Class I	19,087,812

Total net assets	$173,846,239

Shares outstanding (unlimited number of shares authorized)
Class A	15,791,656
Class B	2,622,850
Class C	2,385,218
Class I	2,565,436

Net asset value per share
Class A	$7.44
Class A — Offering price (based on sales charge of 4.75%)	$7.81
Class B	$7.44
Class C	$7.44
Class I	$7.44

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2008 (unaudited)

Investment income
Interest	$7,286,738
Income from affiliate	87,567

Total investment income	7,374,305

Expenses
Advisory fee	516,776
Distribution Plan expenses
Class A	178,846
Class B	129,976
Class C	108,772
Administrative services fee	109,952
Transfer agent fees	66,804
Trustees’ fees and expenses	1,434
Printing and postage expenses	16,059
Custodian and accounting fees	30,670
Registration and filing fees	22,080
Professional fees	17,648
Other	2,221

Total expenses	1,201,238
Less: Expense reductions	(857)
Fee waivers	(78)

Net expenses	1,200,303

Net investment income	6,174,002

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(7,370,131)
Net change in unrealized gains or losses on investments	(31,657,822)

Net realized and unrealized gains or losses on investments	(39,027,953)

Net decrease in net assets resulting from operations	$(32,853,951)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008 (a)

Operations
Net investment income		$6,174,002		$12,065,909
Net realized losses on investments		(7,370,131)		(21,278,832)
Net change in unrealized gains or losses on investments		(31,657,822)		(2,772,851)

Net decrease in net assets resulting from operations		(32,853,951)		(11,985,774)

Distributions to shareholders from
Net investment income
Class A		(4,067,051)		(7,044,910)
Class B		(637,560)		(1,252,196)
Class C		(535,866)		(943,438)
Class I		(852,949)		(2,857,339)

Total distributions to shareholders		(6,093,426)		(12,097,883)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	456,519	3,831,797	1,781,382	16,674,564
Class B	82,225	703,350	150,641	1,393,678
Class C	73,623	605,047	230,700	2,138,061
Class I	91,894	803,370	980,713	9,128,841

		5,943,564		29,335,144

Net asset value of shares issued in reinvestment of distributions
Class A	242,882	2,019,768	381,040	3,528,983
Class B	29,607	246,767	53,280	493,732
Class C	26,080	216,641	45,161	418,794
Class I	12,358	103,542	34,315	320,848

		2,586,718		4,762,357

Automatic conversion of Class B shares to Class A shares
Class A	332,567	2,836,043	381,131	3,519,309
Class B	(332,567)	(2,836,043)	(381,131)	(3,519,309)

		0		0

Payment for shares redeemed
Class A	(2,952,166)	(24,639,238)	(6,233,115)	(58,274,335)
Class B	(577,696)	(4,870,998)	(876,830)	(8,187,458)
Class C	(387,477)	(3,213,397)	(991,720)	(9,243,224)
Class I	(1,976,542)	(16,983,877)	(8,762,787)	(82,118,000)

		(49,707,510)		(157,823,017)

Net decrease in net assets resulting from capital share transactions		(41,177,228)		(123,725,516)

Total decrease in net assets		(80,124,605)		(147,809,173)
Net assets
Beginning of period		253,970,844		401,780,017

End of period		$173,846,239		$253,970,844

Overdistributed net investment income		$(56,769)		$(137,345)

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended August 31, 2007

Operations
Net investment income		$21,405,663
Net realized gains on investments		577,004
Net change in unrealized gains or losses on investments		(24,765,724)

Net decrease in net assets resulting from operations		(2,783,057)

Distributions to shareholders from
Net investment income
Class A		(10,968,440)
Class B		(2,049,879)
Class C		(1,388,047)
Class I		(6,981,604)

Total distributions to shareholders		(21,387,970)

	Shares

Capital share transactions
Proceeds from shares sold
Class A	4,282,776	44,082,423
Class B	317,647	3,264,758
Class C	773,310	7,946,166
Class I	1,370,696	14,085,012

		69,378,359

Net asset value of shares issued in reinvestment of distributions
Class A	532,601	5,447,510
Class B	83,046	850,266
Class C	58,893	601,977
Class I	78,181	799,863

		7,699,616

Automatic conversion of Class B shares to Class A shares
Class A	499,738	5,147,495
Class B	(499,738)	(5,147,495)

		0

Payment for shares redeemed
Class A	(6,682,945)	(68,186,438)
Class B	(1,311,493)	(13,431,088)
Class C	(772,972)	(7,900,750)
Class I	(4,478,669)	(45,819,083)

		(135,337,359)

Net decrease in net assets resulting from capital share transactions		(58,259,384)

Total decrease in net assets		(82,430,411)
Net assets
Beginning of period		484,210,428

End of period		$401,780,017

Overdistributed net investment income		$(128,966)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase. For the six months ended November 30, 2008, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $78.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2008, EIS received $5,395 from the sale of Class A shares and $10,177, $30,883 and $286 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $113,988,589 and $153,508,991, respectively, for the six months ended November 30, 2008.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$2,253,106
Level 2 – Other Significant Observable Inputs	169,576,598
Level 3 – Significant Unobservable Inputs	0

Total	$171,829,704

On November 30, 2008, the aggregate cost of securities for federal income tax purposes was $214,820,587. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,612,025 and $44,602,908, respectively, with a net unrealized depreciation of $42,990,883.

As of May 31, 2008, the Fund had $47,695,802 in capital loss carryovers for federal income tax purposes expiring as follows:

			Expiration

2009	2010	2011	2012	2013	2014	2015

$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251	$6,506,524

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, the Fund incurred and elected to defer post-October losses of $14,981,538.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2008, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES‘ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended November 30, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to the Fund’s financial statements.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen High Income Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

27

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

28

ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and

29

ADDITIONAL INFORMATION (unaudited) continued

that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund

30

ADDITIONAL INFORMATION (unaudited) continued

and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index, and performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance for each of the periods, except during the most recent period, in which the Fund’s Class A shares performed in the fourth quintile. The Trustees noted that the Fund’s investment mandate and portfolio management team had recently changed and that Evergreen noted that liquidity issues in the municipal bond market have limited the opportunities for the current portfolio manager to re-position the Fund’s portfolio. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the advisory agreements.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in

31

ADDITIONAL INFORMATION (unaudited) continued

each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was higher than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On

32

ADDITIONAL INFORMATION (unaudited) continued

November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the

33

ADDITIONAL INFORMATION (unaudited) continued

potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565567 rv6 01/2009

Evergreen Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
33	STATEMENT OF ASSETS AND LIABILITIES
34	STATEMENT OF OPERATIONS
35	STATEMENTS OF CHANGES IN NET ASSETS
37	NOTES TO FINANCIAL STATEMENTS
46	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Municipal Bond Fund for the six-month period ended November 30, 2008 (the “period”).

The environment for fixed income investing grew increasingly difficult during the period as the nation came to terms with the reality of recession. Investors sought out quality and tried to minimize risk. Treasuries and higher quality short-term debt were among the relatively few investment categories able to weather the financial storm. Meanwhile, the values of corporate bonds and equities fell as evidence mounted that the general economy was weakening and corporate profits were deteriorating. As sentiment in the fixed income markets moved from worries about inflation to concerns about deflation, investors appeared willing to accept virtually nothing for short-term loans to the federal government. Municipal bonds also felt the effects of the market downturn and the general flight to quality, with safety-conscious investors showing clear preference for shorter-maturity debt and higher quality securities. In the domestic equity market, few stocks escaped the damage that affected shares of growth companies, value companies and corporations of all sizes and industry groups. The domestic trends extended to capital markets beyond the United States. Foreign sovereign government debt of industrialized nations held up relatively well, but virtually all other asset classes suffered declines. Further signs of a global recession also pulled commodity and oil prices lower, while the market for gold strengthened.

Economic news seemed only to get worse during the period. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. Economists believed GDP for the fourth quarter of 2008 could drop by more and that the nation’s unemployment rate could climb above 8% in 2009. The National Bureau of Economic Research announced that the domestic economy was officially in recession. Meanwhile, reports of slumping manufacturing production and weakening economic activity appeared throughout the world, signaling a global slowdown. The European Union’s economic analysis bureau reported that GDP for the 15-nation Eurozone fell by 0.2% during the third quarter of 2008. The economic deceleration extended to China, where the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added

LETTER TO SHAREHOLDERS continued

liquidity into the markets. These efforts continued into December 2008, after the fiscal period ended, when the U.S. Federal Reserve dropped official interest rates to an historically low range, slashing the target fed funds rate to a range of zero to 0.25%. Meanwhile, Congress and officials of both the outgoing and incoming administrations considered new spending plans to revive the economy and, perhaps, rescue the staggering domestic auto industry.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. In contrast, the managers of Evergreen High Income Municipal Bond Fund focused exclusively on the highest-quality municipal securities, primarily insured bonds. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of November 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

Class inception date	Class A 1/20/1998	Class B 1/19/1978	Class C 1/26/1998	Class I 4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

6-month return with sales charge	-11.60%	-12.12%	-8.49%	N/A

6-month return w/o sales charge	-7.23%	-7.58%	-7.58%	-7.11%

Average annual return*

1-year with sales charge	-11.22%	-11.96%	-8.39%	N/A

1-year w/o sales charge	-6.79%	-7.49%	-7.49%	-6.56%

5-year	0.78%	0.69%	1.04%	2.05%

10-year	2.47%	2.22%	2.22%	3.20%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The prices and income of inverse floaters are generally more volatile than prices and income of bonds with similar maturities.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$927.69	$3.87
Class B	$1,000.00	$924.17	$7.48
Class C	$1,000.00	$924.17	$7.48
Class I	$1,000.00	$928.86	$2.66
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.06	$4.05
Class B	$1,000.00	$1,017.30	$7.84
Class C	$1,000.00	$1,017.30	$7.84
Class I	$1,000.00	$1,022.31	$2.79

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.16	0.31	0.29 [1]	0.29	0.29	0.30
Net realized and unrealized gains or losses on investments	(0.68)	(0.18)	0.06	(0.16)	0.31	(0.30)

Total from investment operations	(0.52)	0.13	0.35	0.13	0.60	0

Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.29)	(0.29)	(0.29)	(0.30)

Net asset value, end of period	$6.61	$7.29	$7.46	$7.40	$7.56	$7.25

Total return[2]	(7.23)%	1.85%	4.83%	1.72%	8.42%	(0.01)%

Ratios and supplemental data
Net assets, end of period (thousands)	$820,164	$971,046	$832,186	$639,031	$679,263	$698,151
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.80%[3]	0.83%	0.95%	0.87%	0.92%	0.94%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.80%[3]	0.87%	1.00%	0.92%	0.93%	0.94%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.74%[3]	0.76%	0.81%	0.80%	0.85%	0.88%
Interest and fee expense[4]	0.06%[3]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	4.49%[3]	4.13%	3.90%	3.88%	3.90%	4.04%
Portfolio turnover rate	34%	70%	123%	125%	145%	143%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.14	0.25 [1]	0.24 [1]	0.23 [1]	0.24 [1]	0.25 [1]
Net realized and unrealized gains or losses on investments	(0.69)	(0.17)	0.06	(0.15)	0.31	(0.30)

Total from investment operations	(0.55)	0.08	0.30	0.08	0.55	(0.05)

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.24)	(0.24)	(0.24)	(0.25)

Net asset value, end of period	$6.61	$7.29	$7.46	$7.40	$7.56	$7.25

Total return[2]	(7.58)%	1.08%	4.06%	1.01%	7.67%	(0.71)%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,526	$70,461	$24,971	$14,260	$17,955	$21,776
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.55%[3]	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.55%[3]	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.49%[3]	1.51%	1.56%	1.55%	1.57%	1.58%
Interest and fee expense[4]	0.06%[3]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	3.74%[3]	3.39%	3.15%	3.13%	3.19%	3.34%
Portfolio turnover rate	34%	70%	123%	125%	145%	143%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.13	0.25	0.24	0.23	0.24	0.25
Net realized and unrealized gains or losses on investments	(0.68)	(0.17)	0.06	(0.15)	0.31	(0.30)

Total from investment operations	(0.55)	0.08	0.30	0.08	0.55	(0.05)

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.24)	(0.24)	(0.24)	(0.25)

Net asset value, end of period	$6.61	$7.29	$7.46	$7.40	$7.56	$7.25

Total return[1]	(7.58)%	1.08%	4.06%	1.01%	7.67%	(0.71)%

Ratios and supplemental data
Net assets, end of period (thousands)	$68,498	$77,281	$45,920	$35,498	$37,197	$39,461
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.55%[2]	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.55%[2]	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.49%[2]	1.51%	1.56%	1.55%	1.57%	1.58%
Interest and fee expense[3]	0.06%[2]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	3.75%[2]	3.38%	3.15%	3.13%	3.19%	3.34%
Portfolio turnover rate	34%	70%	123%	125%	145%	143%

1	Excluding applicable sales charges
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.17	0.32	0.31	0.31	0.31	0.32
Net realized and unrealized gains or losses on investments	(0.68)	(0.17)	0.06	(0.16)	0.31	(0.30)

Total from investment operations	(0.51)	0.15	0.37	0.15	0.62	0.02

Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.31)	(0.31)	(0.31)	(0.32)

Net asset value, end of period	$6.61	$7.29	$7.46	$7.40	$7.56	$7.25

Total return	(7.11)%	2.10%	5.10%	2.03%	8.75%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$610,737	$896,226	$393,262	$194,430	$156,892	$101,084
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.55%[1]	0.57%	0.70%	0.62%	0.64%	0.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.55%[1]	0.57%	0.70%	0.62%	0.64%	0.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.49%[1]	0.50%	0.56%	0.55%	0.57%	0.58%
Interest and fee expense[2]	0.06%[1]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	4.72%[1]	4.39%	4.15%	4.14%	4.19%	4.31%
Portfolio turnover rate	34%	70%	123%	125%	145%	143%

1	Annualized
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.7%
AIRPORT 3.3%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$4,495,000	$4,535,051
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	12,790,000	11,917,338
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	9,850,390
Ser. B, 6.25%, 11/01/2028	5,000,000	4,479,250
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	81,609
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	7,227,632
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	1,893,200
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	6,340,189
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,533,840
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	3,894,590

		51,753,089

COMMUNITY DEVELOPMENT DISTRICT 1.8%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	3,997,000	3,069,896
6.00%, 07/01/2030	7,925,000	5,534,899
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,120,000	5,012,708
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	553,000	547,708
6.625%, 07/01/2025	6,280,000	4,864,802
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017 +	975,000	708,581
5.05%, 09/01/2017 +	2,465,000	1,834,182
5.10%, 09/01/2018 +	2,500,000	1,809,825
5.125%, 09/01/2019 +	2,975,000	2,093,478
5.15%, 09/01/2020 +	2,105,000	1,424,538
5.25%, 09/01/2026 +	3,500,000	2,015,090

		28,915,707

CONTINUING CARE RETIREMENT COMMUNITY 3.5%
Burlington Cnty., NJ Bridge Commission EDRRB, The Evergreens Proj., 5.625%, 01/01/2038	5,000,000	3,289,250
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,650,000	2,562,868
Connecticut Dev. Auth. RB:
Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	617,115
Mary Wade Home, Ser. A:
5.70%, 12/01/2008	100,000	100,014
6.375%, 12/01/2018	1,000,000	1,006,630
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,001,800
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	3,452,850

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Houston Cnty., AL Hlth. Care Auth. RRB, Ser. A, 5.25%, 10/01/2030	$1,000,000	$736,100
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	4,000,000	2,843,280
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	4,991,550
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	10,535,000	8,184,220
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	3,594,200
New Jersey EDA RB, Franciscan Oaks Proj., 5.70%, 10/01/2017	2,500,000	2,094,250
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	980,560
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	2,385,000	1,978,668
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,192,170
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	3,369,510
6.00%, 11/15/2036	6,500,000	4,498,325
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	2,597,315
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	5,158,950

		54,249,625

EDUCATION 7.1%
Alabama Pub. Sch. & College Capital Impt., 5.00%, 12/01/2024	11,625,000	11,411,565
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	300,756
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,335,146
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,664,156
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,658,166
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	250,000	247,997
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	8,460,002
9.10%, 12/01/2025 ‡	10,000,000	9,208,450
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,132,675
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	852,330
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	1,822,200
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,078,466

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	$8,555,000	$8,602,395
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	6,751,209
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,056,933
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	3,106,240
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,114,416
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,006,905
5.25%, 12/01/2026	2,340,000	2,204,818
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care, 5.625%, 07/01/2020	680,000	680,286
Goucher College, 5.375%, 07/01/2025	1,450,000	1,364,218
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,358,800
Miami-Dade Cnty., FL Edl. Facs. RB, University of Miami, Ser. A, 5.75%, 04/01/2028	4,000,000	3,688,520
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,059,900
New York Dorm. Auth. RB, Personal Income Tax, Ser. B, 5.75%, 03/15/2036	10,000,000	10,091,900
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	961,430
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,362,634
5.125%, 06/01/2023	1,000,000	773,670
5.125%, 06/01/2024	750,000	570,735
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	1,870,650
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	3,812,714
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,709,557
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	938,090
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,354,275
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,452,046
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,302,509
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,007,800

		110,374,559

ELECTRIC REVENUE 2.1%
Georgia Muni. Elec. Auth. Power RRB:
Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,046,330
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,085,070
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	447,880

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Indiana Fin. Auth. RRB, 5.00%, 07/01/2020 #	$8,770,000	$8,554,959
Long Island, NY Power Auth. Elec. Sys. RB, Ser. A, 5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	3,946,920
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,007,500
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	540,445
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,697,430
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,359,138
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	832,815
Ser. B:
5.00%, 01/01/2012	4,635,000	4,239,681
5.00%, 01/01/2013	2,855,000	2,519,480
5.00%, 01/01/2014	1,100,000	940,951

		32,218,599

GENERAL OBLIGATION – LOCAL 5.9%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,269,800
Cartersville, GA GO, 6.70%, 01/01/2012	100,000	106,189
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,041,744
Chicago, IL Refunding GO, Ser. C, 5.00%, 01/01/2028	11,045,000	10,371,918
Cypress Fair, TX Independent Sch. Dist. Refunding GO, Schoolhouse Proj., 5.00%, 02/15/2032	8,000,000	7,518,320
Edinburg, TX Construction Indepedent Sch. Dist. GO, Ser. B, 5.00%, 02/15/2038, (LOC: PSF)	8,000,000	7,280,880
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,603,254
7.10%, 12/01/2013	2,000,000	2,342,260
El Paso Cnty., TX GO, 5.00%, 02/15/2024, (Insd. by MBIA)	1,795,000	1,751,902
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	511,510
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,394,750
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,259,540
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,036,134
5.50%, 04/01/2025	2,700,000	2,860,002
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	690,000	731,655
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,281,344
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,645,883
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,163,870
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	438,468
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,837,945

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	$2,250,000	$2,616,930
Los Angeles, CA Cmnty. College Dist. GO, Election of 2001 Proj., Ser. E-1, 5.00%, 08/01/2033	10,000,000	9,090,300
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA)	3,500,000	3,652,565
Milford, CT GO, 5.20%, 01/15/2013	500,000	539,570
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,030,022
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,074,530
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	906,927
Northside, TX Independent Sch. Dist. GO, 5.00%, 08/15/2033, (LOC: PSF)	5,000,000	4,676,750
Portsmouth, VA Pub. Impt. Refunding GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	415,718
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	65,000	68,346
Santa Clara Valley, CA Trans. Auth. Sales Tax RRB, Measure A, Ser. A, 5.00%, 04/01/2032, (Insd. by AMBAC)	3,000,000	2,748,660
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,039,640
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,164,889
Sunnyvale, TX Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2027, (Gtd. by PSF)	5,495,000	5,322,182
Washington Township, NJ GO,Warren Cnty. Board of Ed., 7.50%, 04/15/2009	130,000	132,906
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,168

		91,977,471

GENERAL OBLIGATION – STATE 0.6%
Commonwealth of Puerto Rico Refunding GO, Pub. Impt., 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,076,040
District of Columbia GO, Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	727,374
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,237,728
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,235,094
Trans. Commission Mobility Fund, 5.00%, 04/01/2030	3,000,000	2,841,570
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,117,080

		9,234,886

HOSPITAL 15.9%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	3,984,560
Albany, NY Indl. Dev. Agcy. Civic Facs. RRB, St. Peters Hosp. Proj., Ser. A, 5.75%, 11/15/2022	3,000,000	2,627,940
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. A, 5.25%, 01/01/2026	3,500,000	3,111,815
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert.,
Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	511,525
California Hlth. Facs. Fin. RB, Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	10,050,000	9,996,433

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	$5,000,000	$4,233,900
Ser. A, 5.75%, 02/15/2034	6,000,000	4,744,620
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	2,000,000	1,486,260
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,243,640
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,000,253
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,454,270
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Intitiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	3,872,360
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	6,813,979
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,580,433
Colorado Hlth. Facs. Auth. RRB, Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2027	9,000,000	7,661,610
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	999,920
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
4.75%, 12/01/2036	2,000,000	1,270,000
5.00%, 12/01/2016	2,000,000	1,842,920
5.00%, 12/01/2017	3,655,000	3,294,800
5.00%, 12/01/2019	1,030,000	890,095
5.00%, 12/01/2020	3,730,000	3,112,014
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	4,570,050
Halifax, FL Med. Ctr. RRB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,316,951
5.25%, 06/01/2020	3,000,000	2,465,490
5.25%, 06/01/2021	3,000,000	2,412,270
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	7,000,000	7,014,700
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	5,786,039
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	2,907,900
Illinois Fin. Auth. RB, Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038 #	5,000,000	4,796,600
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2013, (LOC: FSA)	2,680,000	2,781,974
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,925,031
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,816,517
5.50%, 02/15/2016, (LOC: FSA)	3,150,000	3,304,098
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,984,098
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	1,018,030
Indiana Fin. Auth. & Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.375%, 11/01/2032	5,000,000	4,343,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	$8,750,000	$6,756,750
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	1,755,800
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,451,618
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	3,918,150
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	5,000,000	5,037,350
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	935,210
Ser. B, 5.625%, 01/01/2020	1,000,000	871,310
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2017	830,000	815,766
6.00%, 07/01/2020	1,485,000	1,391,787
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,262,964
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	330,789
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,251,925
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,139,130
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,762,525
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,180,570
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,477,684
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,758,782
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,838,387
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,406,275
St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	5,000,000	3,767,400
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,213,430
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,414,019
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	4,914,798
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,541,839
5.50%, 07/01/2018	3,670,000	3,753,639
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	269,145
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,066,380
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,601,520

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 04/15/2017, (Insd. by FSA)	$500,000	$514,120
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	10,000,000	7,374,200
6.00%, 11/15/2035	1,500,000	1,077,705
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,896,615
Sullivan Cnty., TN Hlth., Edl. & Hsg. Facs. Board Hosp. RB, Wellmont Hlth. Sys. Proj., Ser. C, 5.25%, 09/01/2036	5,000,000	3,284,750
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	10,000,000	8,893,500
Virginia Small Business Financing Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A, 5.25%, 09/01/2027	1,500,000	1,139,430
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	722,235
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 6.375%, 10/01/2036	16,000,000	15,039,840
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,066,960
Winchester,VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	5,683,425
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	2,981,690

		246,735,907

HOUSING 6.2%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,820,000	1,831,957
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,769,714
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,191
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	20,000	20,484
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	405,000	420,690
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	550,000	554,730
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	1,665,400
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,432,756
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	435,000	438,998
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	850,000	849,949
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	265,577
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,480
Georgia HFA SFHRB:
Ser. C, 4.90%, 12/01/2022	2,000,000	1,705,340
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,215,595

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Georgia HFA SFHRB:
Sub. Ser. B-2, 5.35%, 12/01/2022	$2,085,000	$1,891,971
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	4,578,411
Sub. Ser. D-4, 5.65%, 06/01/2021	1,250,000	1,239,987
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,305
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 5.30%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)	2,846,325	2,390,543
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	430,000	433,066
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	580,000	559,062
Sub. Ser. B-2, 6.00%, 07/01/2014	485,000	492,964
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,245,000	1,247,714
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,688,060
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	925,880
5.875%, 07/01/2021	500,000	482,525
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	815,000	749,042
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,044,600
Ser. P, 4.45%, 09/01/2021	2,500,000	2,013,850
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	77,492
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	565,000	571,797
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,186
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	40,000	40,506
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	190,000	192,651
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	458,365
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	5,889,629
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,248,289
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	825,188
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,739,945
5.45%, 11/01/2014, (Insd. by FSA)	900,000	908,694
5.70%, 05/01/2020, (Insd. by FSA)	200,000	200,932
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	341,503
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,550,000	1,591,028
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,060,650

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	$65,000	$66,055
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	2,834,335
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,145,893
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	525,958
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. by FNMA & GNMA)	505,000	491,173
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,587,451
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A:
6.35%, 07/01/2025, (Insd. by FHA)	175,000	177,328
6.55%, 07/01/2015	15,000	15,320
Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,110,730
6.35%, 07/01/2019, (Insd. by FSA)	745,000	752,964
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	515,000	531,253
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	855,000	855,701
Tennessee HDA RB, Homeownership Program, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	855,000	875,682
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. B, 4.60%, 09/01/2016, (Insd. by FHMC, FNMA & GNMA)	1,585,000	1,483,861
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	55,000	54,778
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	80,000	78,484
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	2,737,590
4.85%, 04/01/2019	3,100,000	2,805,314
4.85%, 10/01/2019	3,100,000	2,784,730
4.95%, 04/01/2021	3,300,000	2,887,962
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,001,570
Ser. I, 5.45%, 05/01/2018	500,000	502,640
Ser. O, 6.05%, 11/01/2017	500,000	500,080
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	5,525,000	4,355,965
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	425,000	403,461

		96,302,974

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,528,730
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power, 4.75%, 01/01/2038	5,000,000	4,999,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	$1,120,000	$1,171,867
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	990,320
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	6,340,350
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,220,000	6,459,806
5.50%, 01/01/2015	5,000,000	4,360,100
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	4,925,350
Gulf Coast, TX Waste Disposal Auth. Env. Imp. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	2,477,868
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,017,900
4.35%, 03/01/2031	8,000,000	8,039,520
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	252,755
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,036,440
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	10,968,800
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,290,848
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	55,000	55,668
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,442,204
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,642,512
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	1,661,420
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	15,000,000	9,509,250
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	1,000,000	1,002,250

		82,173,108

LEASE 1.5%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,488,628
5.00%, 12/01/2023	485,000	479,000
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	991,560
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,037,120
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,221,132
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,245,641
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,509,675

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	$1,000,000	$1,119,370
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	383,861
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,215,000	1,279,286
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	551,100
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,034,750
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,146,522
New Jersey EDA RB:
Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	500,950
Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,071,030
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,430,000	1,508,607
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	390,000	392,301
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	324,054
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,537,582

		22,822,169

MISCELLANEOUS REVENUE 4.2%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	883,740
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	253,620
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	3,708,029
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA)	3,855,000	3,102,620
5.00%, 08/01/2025, (Insd. by MBIA)	4,050,000	3,212,541
5.00%, 08/01/2026, (Insd. by MBIA)	4,260,000	3,337,880
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	890,000	819,298
Mashantucket Western Pequot Tribe Spl. RB, Sub. Ser. A:
5.50%, 09/01/2036	6,000,000	3,844,680
6.50%, 09/01/2031	2,000,000	1,488,460
Mediterra South CDD of Florida Capital Impt. RB, Ser. A, 6.95%, 05/01/2031	2,635,000	2,275,375
Montgomery Cnty., AL Pub. Bldg. Auth. RB, Warrants Facs. Proj., 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,048,971
New Jersey EDA Sch. Facs. Construction RB, Ser. O, 5.00%, 03/01/2020	10,000,000	10,085,800
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,085,500
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,548,700
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,241,240
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	1,849,760

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	$3,750,000	$2,473,313
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	7,350,000	5,993,190
South Carolina Pub. Svcs. Auth. RB, Ser. A, 5.00%, 01/01/2037, (Insd. by AMBAC)	4,000,000	3,589,280

		64,841,997

PORT AUTHORITY 1.2%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,506,707
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	10,000,000	8,697,300
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	4,767,050

		17,971,057

POWER 1.2%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	16,994,550
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,087,470
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,006,320

		19,088,340

PRE-REFUNDED 12.6%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,275,336
6.00%, 03/01/2016	1,325,000	1,408,184
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,048,500
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,882,241
5.50%, 07/01/2017	1,425,000	1,555,886
5.50%, 07/01/2018	1,500,000	1,637,775
Baltimore, MD RRB, Water Proj., Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,671,180
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	763,754
Bristol, VA Util. Sys. RB, 5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,204,861
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,159,790
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	474,228
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,764,870
Clayton Cnty., GA Water & Sewer RB, 6.25%, 05/01/2016	2,000,000	2,145,300
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	1,975,617
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,109,550
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,503,720
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,135,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern Connecticut Hlth. Network, Ser. A, 6.375%,	$960,000	$963,334
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,600,387
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	551,260
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	789,915
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,302,468
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	1,165,000	1,221,165
Fulton Cnty., GA Residential Care Facs. Auth. RB, Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,055,168
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	424,152
Gainesville & Hall Cnty., GA Hosp. Auth. RAN, Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	536,800
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	613,986
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	557,130
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	4,500,000	5,127,885
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,227,270
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,143,340
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	10,000,000	11,056,700
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,397,493
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	587,052
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	559,993
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	5,750,000	6,451,442
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 6.00%, 11/01/2018	6,650,000	7,612,587
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,085,360
Maryland Econ. Dev. Corp. Student Hsg. RB, Univ. of Maryland College Park Proj., 6.00%, 06/01/2021	1,000,000	1,140,100
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	569,898
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,433,887
5.75%, 07/01/2021	1,000,000	1,083,660
6.625%, 07/01/2020	945,000	1,025,552
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.00%, 08/15/2013	1,000,000	1,120,710
6.25%, 08/15/2014	2,765,000	3,123,095
6.25%, 08/15/2022	11,500,000	12,989,365
6.375%, 08/15/2027	6,000,000	6,803,460
6.50%, 08/15/2032	5,000,000	5,691,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Metropolitan Trans. Auth. RRB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	$11,600,000	$12,223,732
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,126,270
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,388,458
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,231
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,039
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	54,076
New Jersey Sport & Expo. Auth. Contract RB, Ser. A:
5.75%, 03/01/2010	4,085,000	4,266,073
6.00%, 03/01/2015	1,000,000	1,052,123
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	375,000	401,921
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,872,834
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,437,600
New York, NY TFA RRB, Ser. B, 5.00%, 05/01/2030	35,000	38,242
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	104,183
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%, 07/01/2042	2,000,000	2,187,260
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys.:
5.25%, 11/15/2018	2,000,000	2,205,680
6.25%, 11/15/2024	4,000,000	4,524,720
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	708,924
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,737,761
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,385,000	1,629,813
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	3,140,000	3,274,894
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	772,166
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	253,285
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	338,781
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,276,700
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	789,648
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	640,000	667,840
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,697,688
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj., 5.75%, 11/15/2033	5,000,000	5,598,100
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,057,610
5.375%, 04/01/2020	1,005,000	1,062,898

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	$40,000	$30,851
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%, 06/01/2033, (Insd. by AMBAC)	1,000,000	1,099,690
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,337,008
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,386,807
Western Carolina Regl. Sewer Auth., South Carolina RB, Ser. 1993, 5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,054,079

		195,279,341

PUBLIC FACILITIES 0.7%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA) ##	3,495,000	3,593,384
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,304,275
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,122,340
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	988,100
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,500,000	3,322,530

		11,330,629

RESOURCE RECOVERY 0.6%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,750,869
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,000,270
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,504,650
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	104,414

		8,360,203

SALES TAX 2.4%
Dallas, TX Area Rapid Transit Sales Tax RB, 5.25%, 12/01/2048	10,000,000	9,261,400
Dallas, TX Area Rapid Transit Sales Tax RRB, 5.00%, 12/01/2022	10,000,000	10,034,000
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	7,155,000	7,591,670
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	9,994,800

		36,881,870

SOLID WASTE 0.3%
Carbon Cnty., UT Solid Waste Disposal RRB, Laidlaw, Inc. Proj., Ser. A, 7.50%, 02/01/2010	2,085,000	2,019,698
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,046,800

		4,066,498

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 7.3%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.40%, 12/01/2027	$4,000,000	$2,727,480
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 11/01/2021 #	5,000,000	5,080,000
Ser. B, 6.50%, 10/01/2010	3,905,000	4,196,001
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 9.26%, 12/01/2038 ‡	10,000,000	8,960,400
Ser. 08-1163-2, 9.26%, 12/01/2043 ‡	10,000,000	8,415,400
Ser. 08-1163-3, 9.26%, 12/01/2048 ‡	10,000,000	8,522,800
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,036,290
6.00%, 04/01/2014	1,805,000	1,865,576
6.00%, 04/01/2015	1,000,000	1,030,250
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	4,203,780
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint
Proj., Ser. E:
5.00%, 04/01/2019	890,000	850,457
5.00%, 04/01/2020	975,000	911,527
5.125%, 04/01/2025	2,000,000	1,805,660
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj.,
Ser. A:
5.25%, 10/01/2026	1,500,000	1,032,060
5.30%, 10/01/2035	2,500,000	1,568,675
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 8.80%, 03/15/2035 ‡	30,000,000	27,496,800
New York, NY TFA RB:
Ser. G, 5.00%, 08/01/2018	2,125,000	2,185,456
Sub-Ser. A-1, 5.00%, 08/01/2020	10,000,000	10,191,400
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,033,620
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	4,000,000	3,979,560
5.50%, 10/01/2018	4,500,000	4,114,935
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	10,578,862

		112,786,989

STUDENT LOAN 0.1%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,269,001
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	530,000	552,673
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	285,000	285,445

		2,107,119

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.9%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	$6,850,000	$4,995,842
5.75%, 06/01/2034	7,500,000	4,767,225
5.875%, 06/01/2047	5,000,000	3,079,650
6.50%, 06/01/2047	9,000,000	6,140,070
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	10,805,080

		29,787,867

TRANSPORTATION 7.7%
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,004,500
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,261,889
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,135,100
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,114,525
Illinois Toll Hwy. Auth. RB, Ser. B, 5.50%, 01/01/2033	7,000,000	6,711,320
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	7,936,600
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	4,131,000
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,354,819
Metropolitan New York Trans. Auth. RB, Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,136,983
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	5,000,000	5,200,500
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A, 5.75%, 01/01/2018	1,000,000	1,055,700
New Jersey Trans. Sys. Trust Fund Auth. RB, Ser. A, 6.00%, 12/15/2038	10,000,000	9,781,800
New Jersey Trans. Sys. Trust Fund Auth. RRB:
Ser. A:
5.25%, 12/15/2022	13,000,000	12,574,640
5.625%, 06/15/2013	1,200,000	1,312,380
5.625%, 06/15/2014	1,500,000	1,716,465
5.75%, 06/15/2015	1,300,000	1,513,993
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	625,000	663,475
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	979,205
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	5,000,000	5,007,000
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,232,198
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	5,000,000	5,239,400
New York Thruway Auth. RB, Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2028	2,500,000	2,349,300
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,184,997
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	4,935,794
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,566,297

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Pennsylvania Cmnwlth. Turnpike RB, Ser. B-1, 5.50%, 06/01/2033	$5,000,000	$4,644,900
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	864,210
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	4,881,150
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	5,549,650
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,539,148
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	2,906,490

		118,485,428

UTILITY 1.0%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,102,575
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,442,816
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	865,000	874,662
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,314,100

		15,734,153

WATER & SEWER 7.3%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,105,595
Anderson Cnty., SC Joint Muni. Water Sys. RB, 5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,711,591
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,031,350
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	250,000	249,023
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	938,120
Coweta Cnty., GA Dev. Auth. RRB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2023	2,615,000	2,589,530
5.00%, 07/01/2024	2,745,000	2,695,343
Detroit, MI Sewer Disp. Sys. RB, Second Lien, 5.50%, 07/01/2036, (LOC: BHAC)	20,000,000	19,365,000
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	741,641
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	685,000	699,680
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	350,000	352,884
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,523,486
6.375%, 06/01/2012, (Insd. by MBIA)	3,750,000	3,928,687
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,120,468
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	1,750,000	1,362,690
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	250,743
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	520,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024 #	$5,000,000	$4,702,350
5.50%, 10/01/2025 #	5,000,000	4,716,650
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	170,000	170,685
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	461,042
New York, NY Muni Water Fin. Auth. Water & Sewer Sys. RRB, Ser. C, 5.00%, 06/15/2027	1,530,000	1,453,653
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB:
Second Resolution, Ser. A, 5.00%, 06/15/2027	8,000,000	7,682,080
Ser. B, 6.00%, 06/15/2033	375,000	399,911
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,070,000	3,261,261
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,351,634
North Texas Muni. Water Dist. Sys. RB, 5.00%, 09/01/2038	9,880,000	8,867,695
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd. by FGIC)	1,000,000	1,066,690
Riverside, CA Water RB:
Ser. 2008, 8.80%, 10/01/2038, (LOC: FSA) ‡	11,510,000	10,359,806
Ser. 2008-1178-1, 8.80%, 10/01/2033, (LOC: FSA) ‡	9,280,000	8,490,736
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	500,000	523,245
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,366,167
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,158,370
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,270,198
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,393,856
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2009 ##	1,250,000	1,243,562
5.30%, 07/01/2018	1,250,000	1,058,100
West Morgan – East Lawrence, AL Water Auth. RB, 5.00%, 08/15/2024, (Insd. by FSA)	1,000,000	945,750

		113,129,712

Total Municipal Obligations (cost $1,697,190,609)		1,576,609,297

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.74% q ø ## (cost $23,308,926)	23,308,926	23,308,926

Total Investments (cost $1,720,499,535) 103.2%		1,599,918,223
Other Assets and Liabilities (3.2%)		(48,992,423)

Net Assets 100.0%		$1,550,925,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of November 30, 2008:

South Carolina	11.5%
Florida	10.2%
Texas	9.2%
New York	8.5%
New Jersey	8.0%
Virginia	5.8%
Georgia	5.4%
California	3.6%
Colorado	3.4%
Illinois	2.9%
Maryland	2.8%
Michigan	2.5%
Indiana	2.3%
Connecticut	2.2%
Washington	2.1%
Delaware	1.8%
Ohio	1.8%
Alabama	1.7%
Pennsylvania	1.4%
Alaska	1.3%
Arizona	1.3%
District of Columbia	1.3%
Kansas	1.0%
North Carolina	0.9%
Puerto Rico	0.7%
Louisiana	0.6%
Nevada	0.6%
Oklahoma	0.6%
Oregon	0.6%
U.S. Virgin Islands	0.6%
Minnesota	0.5%
Missouri	0.5%
Wisconsin	0.5%
New Hampshire	0.4%
New Mexico	0.3%
Tennessee	0.3%
Idaho	0.2%
Massachusetts	0.2%
Vermont	0.2%
Kentucky	0.1%
Mississippi	0.1%
Utah	0.1%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2008:

AAA	30.7%
AA	35.6%
A	14.0%
BBB	12.5%
BB	0.6%
NR	6.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2008:

Less than 1 year	2.0%
1 to 3 year(s)	8.9%
3 to 5 years	10.1%
5 to 10 years	21.9%
10 to 20 years	34.8%
20 to 30 years	17.5%
Greater than 30 years	4.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $ 1,697,190,609)	$1,576,609,297
Investments in affiliated money market fund, at value (cost $ 23,308,926)	23,308,926

Total investments	1,599,918,223
Receivable for securities sold	98,178
Receivable for Fund shares sold	262,924
Interest receivable	28,984,312
Prepaid expenses and other assets	208,760

Total assets	1,629,472,397

Liabilities
Dividends payable	3,476,351
Payable for securities purchased	28,071,954
Payable for floating-rate notes issued	42,895,000
Payable for Fund shares redeemed	1,794,236
Interest and fee expense payable	1,195,395
Due to custodian bank	854,986
Advisory fee payable	36,359
Distribution Plan expenses payable	26,672
Due to other related parties	14,554
Accrued expenses and other liabilities	181,090

Total liabilities	78,546,597

Net assets	$1,550,925,800

Net assets represented by
Paid-in capital	$1,736,713,500
Overdistributed net investment income	(1,544,945)
Accumulated net realized losses on investments	(63,661,443)
Net unrealized losses on investments	(120,581,312)

Total net assets	$1,550,925,800

Net assets consists of
Class A	$820,164,109
Class B	51,525,768
Class C	68,498,481
Class I	610,737,442

Total net assets	$1,550,925,800

Shares outstanding (unlimited number of shares authorized)
Class A	124,054,347
Class B	7,793,415
Class C	10,360,480
Class I	92,378,638

Net asset value per share
Class A	$6.61
Class A — Offering price (based on sales charge of 4.75%)	$6.94
Class B	$6.61
Class C	$6.61
Class I	$6.61

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2008 (unaudited)

Investment income
Interest	$47,020,961
Income from affiliate	410,071

Total investment income	47,431,032

Expenses
Advisory fee	2,743,321
Distribution Plan expenses
Class A	1,133,047
Class B	306,697
Class C	366,500
Administrative services fee	897,332
Transfer agent fees	409,508
Trustees’ fees and expenses	4,586
Printing and postage expenses	38,959
Custodian and accounting fees	219,369
Registration and filing fees	27,047
Professional fees	30,939
Interest and fee expense	577,287
Other	16,764

Total expenses	6,771,356
Less: Expense reductions	(4,397)
Fee waivers	(628)

Net expenses	6,766,331

Net investment income	40,664,701

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(27,260,462)
Net change in unrealized gains or losses on investments	(144,544,036)

Net realized and unrealized gains or losses on investments	(171,804,498)

Net decrease in net assets resulting from operations	$(131,139,797)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008

Operations
Net investment income		$40,664,701		$56,590,558
Net realized losses on investments		(27,260,462)		(3,116,073)
Net change in unrealized gains or losses on investments		(144,544,036)		(30,844,689)

Net increase (decrease) in net assets resulting from operations		(131,139,797)		22,629,796

Distributions to shareholders from
Net investment income
Class A		(20,448,707)		(34,495,849)
Class B		(1,151,751)		(1,130,485)
Class C		(1,379,461)		(1,786,640)
Class I		(17,871,853)		(19,282,614)

Total distributions to shareholders		(40,851,772)		(56,695,588)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,704,846	19,032,623	6,896,923	50,792,909
Class B	180,517	1,257,549	300,470	2,208,027
Class C	912,543	6,313,727	909,573	6,701,408
Class I	3,547,156	24,970,219	10,407,378	76,546,144

		51,574,118		136,248,488

Net asset value of shares issued in
reinvestment of distributions
Class A	1,823,591	12,664,003	2,907,346	21,327,158
Class B	98,606	685,420	82,948	607,551
Class C	109,239	757,880	125,974	923,468
Class I	240,197	1,672,965	167,615	1,225,723

		15,780,268		24,083,900

Automatic conversion of Class B
shares to Class A shares
Class A	717,445	5,019,677	490,342	3,603,150
Class B	(717,445)	(5,019,677)	(490,342)	(3,603,150)

		0		0

Payment for shares redeemed
Class A	(14,328,531)	(99,475,521)	(22,664,665)	(166,824,323)
Class B	(1,428,816)	(10,004,775)	(988,783)	(7,278,303)
Class C	(1,256,754)	(8,703,278)	(1,301,377)	(9,564,206)
Class I	(34,287,692)	(241,267,369)	(25,919,477)	(190,390,739)

		(359,450,943)		(374,057,571)

Net asset value of shares issued in acquisition
Class A	0	0	34,011,848	249,897,307
Class B	0	0	7,410,637	54,426,752
Class C	0	0	4,708,922	34,597,757
Class I	0	0	85,534,296	627,542,610

		0		966,464,426

Net increase (decrease) in net assets resulting from capital share transactions		(292,096,557)		752,739,243

Total increase (decrease) in net assets		(464,088,126)		718,673,451

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31, 2008

Net assets
Beginning of period	$2,015,013,926	$1,296,340,475

End of period	$1,550,925,800	$2,015,013,926

Overdistributed net investment income	$(1,544,945)	$(1,357,874)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended November 30, 2008, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $628.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

increase. For the six months ended November 30, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2008, EIS received $10,099 from the sale of Class A shares and $8,618, $67,802 and $493 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on April 11, 2008, the Fund acquired the net assets of Evergreen Alabama Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $1,225,128,957.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired, exchange ratios and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Appreciation	Exchange Ratios	Number of Shares Issued

Evergreen Alabama Municipal Bond Fund	$25,284,386	$ 52,624	1.32	273,817	Class A
				18,977	Class B
				181,195	Class C
				2,972,794	Class I

Evergreen Connecticut Municipal Bond Fund	59,790,312	$1,643,646	0.84	1,053,233	Class A
				287,473	Class B
				183,133	Class C
				6,626,858	Class I

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Acquired Fund	Value of Net Assets Acquired	Unrealized Appreciation	Exchange Ratios	Number of Shares Issued

Evergreen Georgia Municipal Bond Fund	$116,450,436	$1,542,681	1.29	3,546,871	Class A
				922,641	Class B
				319,024	Class C
				11,086,042	Class I

Evergreen Maryland Municipal Bond Fund	51,921,255	1,503,678	1.46	2,434,372	Class A
				494,084	Class B
				357,332	Class C
				3,792,130	Class I

Evergreen New Jersey Municipal Bond Fund	200,560,443	5,182,468	1.46	6,613,094	Class A
				2,012,678	Class B
				920,209	Class C
				17,794,533	Class I

Evergreen New York Municipal Bond Fund	69,271,416	2,447,417	1.48	1,002,760	Class A
				578,433	Class B
				840,848	Class C
				7,021,023	Class I

Evergreen South Carolina Municipal Bond Fund	216,645,677	6,939,064	1.33	5,193,483	Class A
				903,713	Class B
				680,266	Class C
				22,755,791	Class I

Evergreen Virginia Municipal Bond Fund	146,413,709	2,532,029	1.32	6,811,555	Class A
				1,089,526	Class B
				286,054	Class C
				11,772,106	Class I

The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $21,843,607. The aggregate net assets of the fund immediately after these acquisitions were $2,111,466,591.

Effective at the close of business on October 12, 2007, the Fund acquired the net assets of Evergreen High Grade Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen High Grade Municipal Bond Fund at an exchange ratio of 1.47 for 7,082,663 shares of Class A, 1,103,112 shares of Class B, 940,861 shares of Class C and 1,713,019 shares of Class I of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,478,209. The aggregate net assets of the Fund and Evergreen High Grade Municipal Bond Fund immediately prior to the acquisition were $1,205,466,924 and $80,126,792, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,285,593,716.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $595,124,720 and $835,155,005, respectively, for the six months ended November 30, 2008.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$23,308,926
Level 2 – Other Significant Observable Inputs	1,576,609,297
Level 3 – Significant Unobservable Inputs	0

Total	$1,599,918,223

During the six months ended November 30, 2008, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $21,685,806 (on an annualized basis) and incurred interest and fee expense in the amount of $576,266 representing 0.06% of the Fund’s average daily net assets (on an annualized basis).

At November 30, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$42,895,000	0.70% - 4.19%	$81,454,392

On November 30, 2008 the aggregate cost of securities for federal income tax purposes was $1,720,738,745. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,570,891 and $152,391,413, respectively, with a net unrealized depreciation of $120,820,522

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of May 31, 2008, the Fund had $35,196,318 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013	2014	2015	2016

$11,568,727	$5,245,107	$940,118	$119,769	$29,604	$57,337	$3,535,007	$13,700,649

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended November 30, 2008, the Fund had average borrowings outstanding of $29,350 (on an annualized basis) at an average rate of 3.48% and paid interest of $1,021.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to the Fund’s financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio

ADDITIONAL INFORMATION (unaudited) continued

management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted

ADDITIONAL INFORMATION (unaudited) continued

that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by

ADDITIONAL INFORMATION (unaudited) continued

EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class B shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index. The Trustees also noted that the Fund’s Class B shares had performed in the third quintile for the one-year period ended December 31, 2007, in the second quintile for the three- and five-year periods ended December 31, 2007, and in the fourth quintile for the ten-year period ended December 31, 2007, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was slightly below the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the

ADDITIONAL INFORMATION (unaudited) continued

Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

ADDITIONAL INFORMATION (unaudited) continued

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

ADDITIONAL INFORMATION (unaudited) continued

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564619 rv6 01/2009

Evergreen Short-Intermediate Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Short-Intermediate Municipal Bond Fund for the six-month period ended November 30, 2008 (the “period”).

The environment for fixed income investing grew increasingly difficult during the period as the nation came to terms with the reality of recession. Investors sought out quality and tried to minimize risk. Treasuries and higher quality short-term debt were among the relatively few investment categories able to weather the financial storm. Meanwhile, the values of corporate bonds and equities fell as evidence mounted that the general economy was weakening and corporate profits were deteriorating. As sentiment in the fixed income markets moved from worries about inflation to concerns about deflation, investors appeared willing to accept virtually nothing for short-term loans to the federal government. Municipal bonds also felt the effects of the market downturn and the general flight to quality, with safety-conscious investors showing clear preference for shorter-maturity debt and higher quality securities. In the domestic equity market, few stocks escaped the damage that affected shares of growth companies, value companies and corporations of all sizes and industry groups. The domestic trends extended to capital markets beyond the United States. Foreign sovereign government debt of industrialized nations held up relatively well, but virtually all other asset classes suffered declines. Further signs of a global recession also pulled commodity and oil prices lower, while the market for gold strengthened.

Economic news seemed only to get worse during the period. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. Economists believed GDP for the fourth quarter of 2008 could drop by more and that the nation’s unemployment rate could climb above 8% in 2009. The National Bureau of Economic Research announced that the domestic economy was officially in recession. Meanwhile, reports of slumping manufacturing production and weakening economic activity appeared throughout the world, signaling a global slowdown. The European Union’s economic analysis bureau reported that GDP for the 15-nation Eurozone fell by 0.2% during the third quarter of 2008. The economic deceleration extended to China, where the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added

1

LETTER TO SHAREHOLDERS continued

liquidity into the markets. These efforts continued into December 2008, after the fiscal period ended, when the U.S. Federal Reserve dropped official interest rates to an historically low range, slashing the target fed funds rate to a range of zero to 0.25%. Meanwhile, Congress and officials of both the outgoing and incoming administrations considered new spending plans to revive the economy and, perhaps, rescue the staggering domestic auto industry.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. In contrast, the managers of Evergreen High Income Municipal Bond Fund focused exclusively on the highest-quality municipal securities, primarily insured bonds. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of November 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; James Randazzo†

† Effective August 18, 2008, Mr. Randazzo became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

Class inception date	Class A 1/5/1995	Class B 1/5/1995	Class C 3/27/2002	Class I 11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

6-month return with sales charge	-4.90%	-4.97%	-4.02%	N/A

6-month return w/o sales charge	-2.67%	-3.06%	-3.06%	-2.57%

Average annual return*

1-year with sales charge	-3.71%	-4.16%	-3.21%	N/A

1-year w/o sales charge	-1.47%	-2.26%	-2.26%	-1.27%

5-year	1.05%	0.71%	0.71%	1.72%

10-year	2.66%	2.02%	2.36%	3.05%

Maximum sales charge	2.25% Front-end	2.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 3-Year Municipal Bond Index (BC3YMBI) and the Consumer Price Index (CPI).

The BC3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$973.31	$4.01
Class B	$1,000.00	$969.39	$7.95
Class C	$1,000.00	$969.39	$7.95
Class I	$1,000.00	$974.29	$3.02
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.01	$4.10
Class B	$1,000.00	$1,017.00	$8.14
Class C	$1,000.00	$1,017.00	$8.14
Class I	$1,000.00	$1,022.01	$3.09

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.18	0.36	0.34	0.31	0.28	0.31
Net realized and unrealized gains or losses on investments	(0.44)	(0.07)	0	(0.16)	0.01	(0.32)

Total from investment operations	(0.26)	0.29	0.34	0.15	0.29	(0.01)

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.34)	(0.30)	(0.28)	(0.31)

Net asset value, end of period	$9.37	$9.81	$9.88	$9.88	$10.03	$10.02

Total return[1]	(2.67)%	2.95%	3.48%	1.54%	2.90%	(0.11)%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,096	$45,812	$41,512	$46,548	$67,719	$65,930
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%[2]	0.80%	0.79%	0.79%	0.77%	0.79%
Expenses excluding waivers/reimbursements and expense reductions	0.86%[2]	0.89%	0.89%	0.89%	0.88%	0.91%
Net investment income (loss)	3.81%[2]	3.61%	3.43%	3.07%	2.75%	2.99%
Portfolio turnover rate	23%	91%	70%	73%	104%	43%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.14	0.27	0.26	0.23 [1]	0.20 [1]	0.22
Net realized and unrealized gains or losses on investments	(0.44)	(0.06)	0	(0.16)	0.01	(0.32)

Total from investment operations	(0.30)	0.21	0.26	0.07	0.21	(0.10)

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.26)	(0.22)	(0.20)	(0.22)

Net asset value, end of period	$9.37	$9.81	$9.88	$9.88	$10.03	$10.02

Total return[2]	(3.06)%	2.13%	2.65%	0.72%	2.08%	(0.94)%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,993	$4,562	$6,570	$8,017	$12,989	$15,303
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.60%	1.59%	1.60%	1.58%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.61%[3]	1.60%	1.59%	1.60%	1.58%	1.62%
Net investment income (loss)	2.99%[3]	2.80%	2.62%	2.27%	1.94%	2.20%
Portfolio turnover rate	23%	91%	70%	73%	104%	43%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.14	0.28	0.26	0.23	0.20 [1]	0.22
Net realized and unrealized gains or losses on investments	(0.44)	(0.07)	0	(0.16)	0.01	(0.32)

Total from investment operations	(0.30)	0.21	0.26	0.07	0.21	(0.10)

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.26)	(0.22)	(0.20)	(0.22)

Net asset value, end of period	$9.37	$9.81	$9.88	$9.88	$10.03	$10.02

Total return[2]	(3.06)%	2.13%	2.65%	0.72%	2.08%	(0.94)%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,452	$7,831	$8,347	$12,691	$18,787	$21,013
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.60%	1.59%	1.60%	1.58%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.61%[3]	1.60%	1.59%	1.60%	1.58%	1.61%
Net investment income (loss)	3.01%[3]	2.81%	2.62%	2.27%	1.94%	2.16%
Portfolio turnover rate	23%	91%	70%	73%	104%	43%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.19	0.37	0.36	0.33	0.30	0.33
Net realized and unrealized gains or losses on investments	(0.44)	(0.06)	0	(0.16)	0.01	(0.32)

Total from investment operations	(0.25)	0.31	0.36	0.17	0.31	0.01

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.36)	(0.32)	(0.30)	(0.33)

Net asset value, end of period	$9.37	$9.81	$9.88	$9.88	$10.03	$10.02

Total return	(2.57)%	3.16%	3.68%	1.73%	3.10%	0.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$140,960	$186,762	$252,489	$349,187	$439,584	$410,654
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[1]	0.60%	0.59%	0.60%	0.58%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.61%[1]	0.60%	0.59%	0.60%	0.58%	0.61%
Net investment income (loss)	3.99%[1]	3.80%	3.62%	3.27%	2.94%	3.17%
Portfolio turnover rate	23%	91%	70%	73%	104%	43%

1	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.2%
AIRPORT 6.7%
Atlanta, GA Arpt. RRB, Ser. C, 6.25%, 01/01/2014	$3,390,000	$3,410,984
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	5,000,000	4,744,650
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,006,220
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,001,800

		13,163,654

COMMUNITY DEVELOPMENT DISTRICT 5.2%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,151,415
5.20%, 07/01/2013	1,300,000	1,196,806
5.30%, 07/01/2014	1,469,000	1,330,326
5.40%, 07/01/2015	1,050,000	924,903
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	747,000	739,851
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,545,000	1,462,065
4.70%, 09/01/2012 +	1,755,000	1,523,621
5.00%, 09/01/2013 +	2,215,000	1,877,789

		10,206,776

CONTINUING CARE RETIREMENT COMMUNITY 8.4%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	465,000	442,852
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	1,957,075
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,084,804
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,210,000	1,693,678
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	6,500,000	5,846,815
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	918,670
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,025,777
Northwest Sr. Hsg. Edgemere Proj., Ser. A, 5.75%, 11/15/2011	1,000,000	955,110
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,726,280

		16,651,061

EDUCATION 1.9%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,020,550
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,703,815
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	964,960

		3,689,325

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 5.5%
Louisa, VA IDA PCRRB, Virginia Elec. & Power. Co. Proj., Ser. A, 5.375%, 11/01/2035	$2,000,000	$1,982,700
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,124,635
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	4,375,000	4,527,556
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	3,000,000	2,956,680
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	256,518

		10,848,089

GENERAL OBLIGATION – LOCAL 2.8%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,538,761

GENERAL OBLIGATION – STATE 1.1%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,230,000	2,206,317

HOSPITAL 23.1%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	495,335
5.00%, 01/01/2015	500,000	479,690
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,080,289
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A, 5.00%, 06/01/2009	1,035,000	1,041,686
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,170,101
Catholic Hlth., Ser C-8, FRN, 4.10%, 09/01/2036	2,000,000	1,991,020
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,053,579
5.25%, 06/01/2016	1,000,000	899,240
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	1,951,900
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,049,440
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 4.75%, 06/01/2009	1,085,000	1,092,128
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,712,085
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	120,000	124,018
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016	3,000,000	2,990,190
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,511,010
Ser. F, 5.50%, 11/15/2010	1,000,000	1,031,860
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN, 5.25%, 01/15/2047	5,000,000	5,009,900
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	489,780

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	$325,000	$325,757
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	851,726
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%, 01/01/2010	3,970,000	4,086,202
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj., 5.00%, 08/15/2014	1,500,000	1,516,440
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,595,588
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj., 5.00%, 01/01/2009	965,000	965,000

		45,513,964

HOUSING 5.2%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,495,000	2,467,954
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	560,000	577,640
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	550,000	504,905
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	215,116
Ser. C-2, 5.40%, 04/01/2031	345,000	327,498
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	1,115,000	1,108,745
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	45,000	46,505
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	145,000	147,259
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	25,000	23,511
Ser. J, 4.70%, 07/01/2030	695,000	699,094
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	450,000	454,459
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	3,585,000	3,454,327
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	330,000	323,192

		10,350,205

INDUSTRIAL DEVELOPMENT REVENUE 24.4%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	1,999,660
Burke Cnty., GA Dev. Auth. PCRB:
Georgia Power Plant Vogtle Proj., FRN, 4.45%, 01/01/2032	6,325,000	6,323,292
Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	2,999,490
Courtland, AL Indl. Dev. Board Env. Impt. RRB, International Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	3,523,520
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,400,288
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC Proj., 5.75%, 11/01/2009	1,945,000	1,947,217

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	$1,250,000	$1,012,288
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	990,250
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	1,955,920
Louisa, VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,000,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,014,820
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	3,422,560
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,066,165
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,723,370
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,116,880
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%,
09/01/2012	1,500,000	1,335,270
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%,
05/01/2019	3,000,000	2,885,310
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. 2003 A-2, 4.25%, 03/01/2028	2,500,000	2,399,300

		48,115,600

POWER 4.0%
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.00%, 01/01/2016	3,000,000	2,998,080
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	4,941,100

		7,939,180

PRE-REFUNDED 1.4%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	275,000	294,267
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,185,384
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	315,000	328,702

		2,808,353

SALES TAX 1.3%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,580,460
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,795
5.00%, 06/01/2014	500,000	503,900

		2,594,155

SPECIAL TAX 5.2%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,605,000	1,656,456
New York, NY Metro. Trans. Auth. RB, Ser. A, 5.25%, 11/15/2014, (Insd. by FGIC)	4,000,000	4,211,720

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	$5,000,000	$4,448,850

		10,317,026

UTILITY 3.0%
Houston, TX Util. Sys. RRB, Combined First Lien, Ser. B, 5.00%, 11/15/2015	3,965,000	4,212,535
Roseville, CA RB, Natural Gas Financing Auth. RB, 5.00%, 02/15/2014	2,000,000	1,760,680

		5,973,215

Total Municipal Obligations (cost $205,867,554)		195,915,681

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.74% q ø (cost $22,517)	22,517	22,517

Total Investments (cost $205,890,071) 99.2%		195,938,198
Other Assets and Liabilities 0.8%		1,562,816

Net Assets 100.0%		$197,501,014

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2008:

Texas	11.6%
Florida	9.9%
Georgia	8.5%
Michigan	6.4%
South Carolina	5.1%
Indiana	4.8%
Alabama	4.4%
New York	4.4%
Pennsylvania	4.3%
Missouri	4.0%
Nevada	3.8%
Arizona	3.6%
Illinois	3.5%
Maryland	3.4%
Virginia	3.1%
Colorado	2.9%
Kansas	2.3%
South Dakota	1.8%
North Carolina	1.5%
Washington	1.5%
West Virginia	1.5%
Iowa	1.4%
District of Columbia	1.3%
Montana	1.2%
California	1.0%
Oregon	0.9%
New Mexico	0.6%
Ohio	0.5%
Maine	0.3%
Puerto Rico	0.2%
Wisconsin	0.2%
Oklahoma	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2008:

AAA	21.8%
AA	22.0%
A	18.4%
BBB	23.7%
B	1.0%
NR	13.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2008:

Less than 1 year	17.1%
1 to 3 year(s)	22.8%
3 to 5 years	20.0%
5 to 10 years	40.1%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $205,867,554)	$195,915,681
Investments in affiliated money market fund, at value (cost $22,517)	22,517

Total investments	195,938,198
Receivable for Fund shares sold	191,919
Interest receivable	2,770,758
Prepaid expenses and other assets	28,549

Total assets	198,929,424

Liabilities
Dividends payable	435,734
Payable for Fund shares redeemed	834,107
Due to custodian bank	99,533
Advisory fee payable	6,511
Due to other related parties	1,228
Accrued expenses and other liabilities	51,297

Total liabilities	1,428,410

Net assets	$197,501,014

Net assets represented by
Paid-in capital	$220,894,715
Overdistributed net investment income	(53,937)
Accumulated net realized losses on investments	(13,387,891)
Net unrealized losses on investments	(9,951,873)

Total net assets	$197,501,014

Net assets consists of
Class A	$45,095,993
Class B	2,992,892
Class C	8,451,718
Class I	140,960,411

Total net assets	$197,501,014

Shares outstanding (unlimited number of shares authorized)
Class A	4,811,057
Class B	319,293
Class C	901,684
Class I	15,037,531

Net asset value per share
Class A	$9.37
Class A — Offering price (based on sales charge of 2.25%)	$9.59
Class B	$9.37
Class C	$9.37
Class I	$9.37

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2008 (unaudited)

Investment income
Interest	$5,181,380
Income from affiliate	43,404

Total investment income	5,224,784

Expenses
Advisory fee	453,534
Distribution Plan expenses
Class A	56,782
Class B	19,511
Class C	40,381
Administrative services fee	113,383
Transfer agent fees	36,407
Trustees’ fees and expenses	1,647
Printing and postage expenses	12,863
Custodian and accounting fees	30,943
Registration and filing fees	18,843
Professional fees	19,385
Interest expense	2,247
Other	3,830

Total expenses	809,756
Less: Expense reductions	(829)
Fee waivers and expense reimbursements	(11,438)

Net expenses	797,489

Net investment income	4,427,295

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,692,755)
Net change in unrealized gains or losses on investments	(8,537,361)

Net realized and unrealized gains or losses on investments	(10,230,116)

Net decrease in net assets resulting from operations	$(5,802,821)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008

Operations
Net investment income		$4,427,295		$10,222,206
Net realized losses on investments		(1,692,755)		(590,592)
Net change in unrealized gains or losses on investments		(8,537,361)		(1,389,205)

Net increase (decrease) in net assets resulting from operations		(5,802,821)		8,242,409

Distributions to shareholders from
Net investment income
Class A		(850,362)		(1,577,176)
Class B		(57,280)		(163,030)
Class C		(119,022)		(223,802)
Class I		(3,327,178)		(8,289,614)

Total distributions to shareholders		(4,353,842)		(10,253,622)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	817,855	7,852,414	1,638,260	16,149,034
Class B	84,527	819,910	10,379	102,550
Class C	192,921	1,850,204	88,316	871,878
Class I	1,064,170	10,375,776	6,291,281	62,074,795

		20,898,304		79,198,257

Net asset value of shares issued in reinvestment of distributions
Class A	66,006	633,343	122,700	1,207,280
Class B	4,259	40,948	11,588	114,042
Class C	6,877	65,931	11,664	114,758
Class I	56,421	542,609	97,209	956,204

		1,282,831		2,392,284

Automatic conversion of Class B shares to Class A shares
Class A	64,091	617,070	39,707	389,912
Class B	(64,091)	(617,070)	(39,707)	(389,912)

		0		0

Payment for shares redeemed
Class A	(807,166)	(7,741,724)	(1,332,946)	(13,146,999)
Class B	(170,453)	(1,642,306)	(182,287)	(1,799,147)
Class C	(96,405)	(922,568)	(146,705)	(1,445,986)
Class I	(5,122,538)	(49,183,994)	(12,909,921)	(127,138,236)

		(59,490,592)		(143,530,368)

Net decrease in net assets resulting from capital share transactions		(37,309,457)		(61,939,827)

Total decrease in net assets		(47,466,120)		(63,951,040)
Net assets
Beginning of period		244,967,134		308,918,174

End of period		$197,501,014		$244,967,134

Overdistributed net investment income		$(53,937)		$(127,390)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase. For the six months ended November 30, 2008, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $82 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $11,356.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2008, EIS received $891 from the sale of Class A shares and $383, $3,744 and $12 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $49,769,060 and $78,534,553, respectively, for the six months ended November 30, 2008.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$22,517
Level 2 – Other Significant Observable Inputs	195,915,681
Level 3 – Significant Unobservable Inputs	0

Total	$195,938,198

On November 30, 2008, the aggregate cost of securities for federal income tax purposes was $205,890,071. The gross unrealized appreciation and depreciation on securities based on tax cost was $614,859 and $10,566,732, respectively, with a net unrealized depreciation of $9,951,873.

As of May 31, 2008, the Fund had $11,695,136 in capital loss carryovers for federal income tax purposes expiring as follows:

			Expiration

2009	2010	2011	2012	2013	2014	2015	2016

$2,886,072	$47,173	$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935	$1,072,694

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from other participating funds. During the six months ended November 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended November 30, 2008, the Fund had average borrowings outstanding of $147,800 (on an annualized basis) at an average rate of 1.52% and paid interest of $2,247.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases gener-

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to the Fund’s financial statements.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Short-Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

26

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio

27

ADDITIONAL INFORMATION (unaudited) continued

management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted

28

ADDITIONAL INFORMATION (unaudited) continued

that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by

29

ADDITIONAL INFORMATION (unaudited) continued

EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Three-Year Municipal Bond Index, and performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance for the same periods, except that the Fund’s Class A shares performed in the fifth quintile for the one-year period ended December 31, 2007. The Trustees noted that the Fund’s portfolio manager had recently changed, and that Evergreen noted that liquidity issues in the municipal bond market have limited the opportunities for the new portfolio manager to re-position the Fund’s portfolio. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the advisory agreements.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

30

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment

31

ADDITIONAL INFORMATION (unaudited) continued

advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•	That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo busi-

32

ADDITIONAL INFORMATION (unaudited) continued

nesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564620 rv6 01/2009

Evergreen Strategic Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Strategic Municipal Bond Fund for the six-month period ended November 30, 2008 (the “period”).

The environment for fixed income investing grew increasingly difficult during the period as the nation came to terms with the reality of recession. Investors sought out quality and tried to minimize risk. Treasuries and higher quality short-term debt were among the relatively few investment categories able to weather the financial storm. Meanwhile, the values of corporate bonds and equities fell as evidence mounted that the general economy was weakening and corporate profits were deteriorating. As sentiment in the fixed income markets moved from worries about inflation to concerns about deflation, investors appeared willing to accept virtually nothing for short-term loans to the federal government. Municipal bonds also felt the effects of the market downturn and the general flight to quality, with safety-conscious investors showing clear preference for shorter-maturity debt and higher quality securities. In the domestic equity market, few stocks escaped the damage that affected shares of growth companies, value companies and corporations of all sizes and industry groups. The domestic trends extended to capital markets beyond the United States. Foreign sovereign government debt of industrialized nations held up relatively well, but virtually all other asset classes suffered declines. Further signs of a global recession also pulled commodity and oil prices lower, while the market for gold strengthened.

Economic news seemed only to get worse during the period. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. Economists believed GDP for the fourth quarter of 2008 could drop by more and that the nation’s unemployment rate could climb above 8% in 2009. The National Bureau of Economic Research announced that the domestic economy was officially in recession. Meanwhile, reports of slumping manufacturing production and weakening economic activity appeared throughout the world, signaling a global slowdown. The European Union’s economic analysis bureau reported that GDP for the 15-nation Eurozone fell by 0.2% during the third quarter of 2008. The economic deceleration extended to China, where the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added

1

LETTER TO SHAREHOLDERS continued

liquidity into the markets. These efforts continued into December 2008, after the fiscal period ended, when the U.S. Federal Reserve dropped official interest rates to an historically low range, slashing the target fed funds rate to a range of zero to 0.25%. Meanwhile, Congress and officials of both the outgoing and incoming administrations considered new spending plans to revive the economy and, perhaps, rescue the staggering domestic auto industry.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. In contrast, the managers of Evergreen High Income Municipal Bond Fund focused exclusively on the highest-quality municipal securities, primarily insured bonds. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn
President and Chief Executive Officer

Evergreen Funds

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.
•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of November 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Stamper Capital & Investments, Inc.

Portfolio Manager:

B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

6-month return with sales charge	-6.10%	-6.67%	-2.79%	N/A

6-month return w/o sales charge	-1.46%	-1.84%	-1.82%	-1.34%

Average annual return*

1-year with sales charge	-4.93%	-5.71%	-1.85%	N/A

1-year w/o sales charge	-0.15%	-0.91%	-0.88%	0.10%

5-year	1.45%	1.35%	1.71%	2.73%

10-year	2.69%	2.45%	2.45%	3.46%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 985.39	$4.98
Class B	$1,000.00	$ 981.61	$8.69
Class C	$1,000.00	$ 981.81	$8.69
Class I	$1,000.00	$ 986.63	$3.69
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.05	$5.06
Class B	$1,000.00	$1,016.29	$8.85
Class C	$1,000.00	$1,016.29	$8.85
Class I	$1,000.00	$1,021.36	$3.75

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2008
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.70	$8.78	$8.75	$8.74	$8.65	$8.72

Income from investment operations
Net investment income (loss)	0.16	0.33	0.32	0.25	0.23	0.24
Net realized and unrealized gains or losses on investments	(0.29)	(0.08)	0.01	0.01	0.09	(0.07)

Total from investment operations	(0.13)	0.25	0.33	0.26	0.32	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.30)	(0.25)	(0.23)	(0.24)

Net asset value, end of period	$8.41	$8.70	$8.78	$8.75	$8.74	$8.65

Total return[1]	(1.46)%	2.90%	3.86%	2.99%	3.74%	1.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$296,541	$287,472	$286,672	$356,937	$449,312	$462,748
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[2]	1.01%	1.00%	0.98%	1.01%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	1.00%[2]	1.05%	1.05%	1.03%	1.02%	0.99%
Net investment income (loss)	3.79%[2]	3.76%	3.60%	2.86%	2.64%	2.76%
Portfolio turnover rate	42%	59%	55%	65%	63%	76%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2008
CLASS B	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.68	$8.76	$8.73	$8.72	$8.63	$8.70

Income from investment operations
Net investment income (loss)	0.12	0.25	0.25 [1]	0.18	0.17 [1]	0.17
Net realized and unrealized gains or losses on investments	(0.28)	(0.07)	0.02	0.02	0.09	(0.06)

Total from investment operations	(0.16)	0.18	0.27	0.20	0.26	0.11

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.24)	(0.19)	(0.17)	(0.18)

Net asset value, end of period	$8.39	$8.68	$8.76	$8.73	$8.72	$8.63

Total return[2]	(1.84)%	2.13%	3.09%	2.27%	3.02%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,603	$50,872	$78,158	$104,034	$141,000	$196,346
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%[3]	1.76%	1.75%	1.72%	1.72%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.75%[3]	1.76%	1.75%	1.72%	1.72%	1.69%
Net investment income (loss)	3.04%[3]	3.02%	2.85%	2.11%	1.92%	2.06%
Portfolio turnover rate	42%	59%	55%	65%	63%	76%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2008
CLASS C	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.73	$8.81	$8.78	$8.77	$8.68	$8.75

Income from investment operations
Net investment income (loss)	0.13	0.27	0.25	0.19	0.17	0.18
Net realized and unrealized gains or losses on investments	(0.29)	(0.08)	0.02	0.01	0.09	(0.07)

Total from investment operations	(0.16)	0.19	0.27	0.20	0.26	0.11

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.24)	(0.19)	(0.17)	(0.18)

Net asset value, end of period	$8.44	$8.73	$8.81	$8.78	$8.77	$8.68

Total return[1]	(1.82)%	2.13%	3.09%	2.27%	3.02%	1.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$94,364	$88,638	$93,474	$120,178	$165,623	$214,097
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%[2]	1.76%	1.75%	1.72%	1.72%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.75%[2]	1.76%	1.75%	1.72%	1.72%	1.69%
Net investment income (loss)	3.04%[2]	3.01%	2.85%	2.11%	1.92%	2.06%
Portfolio turnover rate	42%	59%	55%	65%	63%	76%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2008
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.70	$8.78	$8.75	$8.74	$8.65	$8.72

Income from investment operations
Net investment income (loss)	0.18	0.35	0.34	0.27	0.25	0.27
Net realized and unrealized gains or losses on investments	(0.29)	(0.08)	0.02	0.01	0.10	(0.07)

Total from investment operations	(0.11)	0.27	0.36	0.28	0.35	0.20

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.33)	(0.27)	(0.26)	(0.27)

Net asset value, end of period	$8.41	$8.70	$8.78	$8.75	$8.74	$8.65

Total return	(1.34)%	3.16%	4.13%	3.30%	4.06%	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,939	$72,118	$48,449	$37,794	$25,322	$10,814
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%[1]	0.76%	0.75%	0.72%	0.72%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.74%[1]	0.76%	0.75%	0.72%	0.72%	0.69%
Net investment income (loss)	4.01%[1]	4.01%	3.86%	3.09%	2.94%	3.06%
Portfolio turnover rate	42%	59%	55%	65%	63%	76%

1	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 89.8%
AIRPORT 11.8%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$4,820,100
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	4,050,000	4,050,891
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,730,778
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	3,930,920
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	281,989
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,060,000	8,699,956
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,033,708
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	376,475
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,013,200
Ser. B, 5.25%, 07/01/2014	350,000	335,741
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,276,064
6.00%, 07/01/2012	3,960,000	3,976,988
Ser. B, 5.25%, 07/01/2015	1,250,000	1,180,650
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	3,806,440
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	736,973
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,259,820
5.25%, 09/01/2012	1,535,000	1,304,151
5.25%, 09/01/2013	1,610,000	1,334,288
5.75%, 09/01/2016	4,325,000	3,466,920
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	4,399,184
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,117,394
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	85,000	84,849
Orange Cnty., CA Arpt. RRB, 5.50%, 07/01/2011	500,000	500,290

		56,717,769

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%, 06/01/2013	380,000	377,769
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	9,824,597
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,001,020
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,045
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	491,280

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	$3,170,000	$3,263,642

		14,968,353

EDUCATION 1.4%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	105,000	105,474
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	440,000	443,344
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A, 5.375%, 03/01/2010	150,000	150,327
Ser. D, 5.375%, 03/01/2010	200,000	200,522
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	100,000	100,212
Ser. C:
5.25%, 10/01/2013	100,000	101,227
5.375%, 10/01/2016	500,000	506,190
5.40%, 10/01/2022	700,000	700,455
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,442
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,062,432
Massachusetts Edl. Fin. Auth. RB:
Ser. A, 4.875%, 01/01/2011	405,000	405,903
Ser. E, 4.50%, 01/01/2009	920,000	920,883
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,842
Ohio Higher Edl. Facs. Cmnty. RB, Unrefunded Balance, Univ. of Dayton Proj., 5.30%, 12/01/2012	630,000	631,411
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	445,000	479,532
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	312,254
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	401,024

		6,744,474

ELECTRIC REVENUE 0.1%
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,700

GENERAL OBLIGATION – LOCAL 3.1%
Chicago, IL Park Dist., Aquarium & Museum GO, 5.125%, 01/01/2014	100,000	100,221
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,753,832
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	142,846
Essex Cnty., NJ Capital Appreciation Refunding GO:
0.00%, 12/01/2012, (Insd. by FGIC) ¤	460,000	359,725
0.00%, 12/01/2018, (Insd. by FGIC) ¤	100,000	51,752
Fort Bend Cnty., TX Water Ctl. & Impt. Dist. No. 002 GO, 5.00%, 09/01/2009	500,000	501,420
Franklin Cnty., OH Refunding GO, Ser. 1993, 5.375%, 12/01/2020	100,000	101,560

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	$1,000,000	$1,012,270
5.25%, 09/01/2019	500,000	505,750
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	785,010
Humble, TX Independent Sch. Dist. Refunding GO, 4.90%, 02/15/2009	200,000	200,638
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,445
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,333
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤ •	200,000	76,038
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	200,584
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	220,000	225,793
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,258
New York, NY GO:
Ser. A, 5.25%, 08/01/2010	200,000	201,396
Ser. B, 5.625%, 08/15/2009	1,660,000	1,665,677
Ser. D:
5.50%, 08/01/2010	105,000	105,784
5.50%, 08/01/2010, (Insd. by FSA)	30,000	30,231
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	25,000	25,311
Ser. J, 5.35%, 08/01/2012	95,000	96,179
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,197
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	250,000	253,042
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,377
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	236,895
Ser. A:
4.85%, 09/01/2010	605,000	605,720
5.00%, 09/01/2012	250,000	250,307
5.125%, 09/01/2018	100,000	100,031
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,434
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,207
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	201,272
4.875%, 09/01/2011, (Insd. by FSA)	175,000	176,138
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,748
San Antonio, TX Refunding GO, 5.00%, 02/01/2009	1,500,000	1,504,770
Snohomish & Island Cnty., WA Refunding GO, Sch. Dist. No. 401, 5.15%, 12/01/2010	220,000	220,486
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,384
Stanley Lake, TX Refunding GO, Muni. Util. Dist., Waterworks & Sewer Sys., 4.80%, 07/01/2009, (Insd. by AMBAC)	115,000	115,306

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Washoe Cnty., NV Reno/Sparks Convention Refunding GO, 5.60%, 07/01/2010	$100,000	$100,281
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,002,340
Whatcom Cnty., WA Refunding GO, Sch. Dist. No. 507, 5.20%, 12/01/2008	555,000	555,161
Whidbey Island, WA Refunding GO, Pub. Hosp. Dist., 5.55%, 12/01/2008	300,000	300,096

		14,997,245

GENERAL OBLIGATION – STATE 1.0%
California GO:
6.00%, 08/01/2014	755,000	759,507
6.25%, 10/01/2019	15,000	15,198
Ser. BW, 4.95%, 12/01/2011	175,000	175,156
Water Dev., Ser. Q&R, 5.10%, 03/01/2009	225,000	225,587
Connecticut GO, 5.65%, 03/15/2012	270,000	270,680
Florida Refunding GO:
Board of Public Ed. Capital Outlay, Ser. C, 5.125%, 06/01/2014	500,000	506,160
Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	350,795
Illinois GO:
5.125%, 12/01/2010	800,000	801,720
5.15%, 07/01/2015	145,000	146,048
5.25%, 07/01/2022	150,000	150,156
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,002,610
Tennessee Refunding GO, Ser. B, 4.80%, 05/01/2009	250,000	250,698
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	185,082

		4,839,397

HOSPITAL 7.2%
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	750,000	631,110
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	90,000	90,471
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%, 07/01/2019	200,000	182,730
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	285,000	290,016
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,972
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	505,000	514,201
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,020
Hillsborough Cnty., FL IDA RB, Univ. Cmnty. Hosp., 5.70%, 08/15/2009	3,420,000	3,425,062
Illinois Edl. Facs. Auth. RRB, Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,048,144
Illinois Hlth. Facs. Auth. RB, Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	164,916
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,658,808
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. RRB, Baptist Hospitals, 5.20%, 08/15/2021	3,515,000	2,904,972

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB, St. Bernard’s Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	$1,115,000	$1,086,043
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	409,127
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,505,525
5.75%, 11/15/2011	750,000	750,870
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	65,000	53,275
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,270,000	1,278,052
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	2,510,000	2,525,813
5.25%, 07/01/2014	2,000,000	2,007,760
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	195,014
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	3,660,000	3,662,745
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	480,000	504,000
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	620,000	588,454
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,750,000	3,627,562

		34,505,662

HOUSING 25.6%
Alaska Hsg. Fin. Corp. RRB, Ser. A, 6.00%, 06/01/2049	1,155,000	1,137,040
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	230,000	236,019
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	315,000	316,717
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	95,000	95,471
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,605,000	47,267
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	4,608,031
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,965,000	3,081,169
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	175,000	122,063
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	340,000	343,264
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	101,036
5.95%, 08/01/2028	390,000	354,284
Ser. B, 6.15%, 08/01/2022	160,000	162,222
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	220,000	226,052
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	170,000	170,138
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	325,000	329,534
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,530,000	1,387,282

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	$2,145,000	$469,862
Ser. B-2, 7.00%, 05/01/2026	20,000	20,254
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	640,000	646,995
Connecticut HFA RB, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	95,000	89,716
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	992,000	1,013,388
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	410,000	416,650
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,032
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	120,000	122,096
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	77,500	77,645
Elizabeth City, NC MHRB, GNMA Coll. Mtge., Walker Landing Proj., Ser. A, 5.125%, 03/20/2049	1,025,000	753,764
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,520,000	1,201,870
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,690,000	627,765
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	907,837
Riverfront Apts., Ser. A, 6.25%, 04/01/2037, (Insd. by GNMA)	1,000,000	898,970
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	93,229
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	156,752
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	108,850
Fontana CA, Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,250,561
Green Bay, WI MHRRB, Moraine, Ltd., Ser. A, 6.15%, 12/01/2030, (Insd. by FHA)	85,000	78,016
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,100,000	1,047,805
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	315,730
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	90,000	90,642
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	10,000,000	10,274,600
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	54,269
Los Angeles, CA MHRB:
Park Plaza Proj., Ser. B, 5.50%, 01/20/2043	1,540,000	1,224,854
The Palms Apts., Ser. E, 5.30%, 07/01/2018	2,000,000	2,072,180
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	155,000	157,000
Ser. B-2, 5.55%, 06/01/2019	670,000	661,967
Ser. C, 6.30%, 06/01/2020	445,000	450,740
Ser. C-1, 5.60%, 12/01/2017	510,000	504,900
Home Owner, Ser. C-2, 5.55%, 06/01/2035	290,000	286,523
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	150,000	149,280
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,170,914

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	$445,000	$435,806
Ser. D, 5.375%, 09/01/2024	500,000	441,345
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. E, 6.05%, 07/01/2020, (Insd. by MBIA)	270,000	265,140
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,380,000	3,189,976
Massachusetts Hsg. Fin. Agcy. RRB, Ser. D, 4.625%, 12/01/2026	750,000	573,045
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	174,008
Michigan Hsg. Dev. Auth. MHRB, Ser. A, 4.00%, 04/20/2010	295,000	295,944
Michigan SFHRB, Ser. I, 5.00%, 12/01/2015	2,000,000	2,016,640
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	205,000	210,959
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	3,345,000	3,376,075
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,033
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,154
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	105,034
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	437,616
Ser. E, 4.65%, 07/01/2014	340,000	333,771
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	284,206
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	58,673
New Mexico Mtge. Fin. Auth. SFHRB, 6.00%, 01/01/2029	30,000	30,271
New York Hsg. Fin. Agcy. Svcs. Contract RRB, Ser. C:
5.25%, 03/15/2012	2,000,000	2,022,760
5.50%, 09/15/2018	15,000,000	15,129,000
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	9,740,000	9,739,416
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	335,000	341,184
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	253,000	249,463
Ser. A, 4.20%, 07/01/2011	520,000	519,199
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	120,000	121,708
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	19,540,000	19,816,100
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	25,000	14,412
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	490,000	100,190
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Proj., Ser. A, 6.00%, 07/01/2020	1,735,000	1,782,383
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	1,885,000	1,847,281
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj., Ser. A, 5.75%, 07/01/2041	70,000	58,513
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	52,695
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,159,544
Ser. 70-A, 4.90%, 10/01/2010	400,000	403,400

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	$5,810,000	$6,241,857
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,958
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	90,000	90,055
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	110,000	110,067
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	200,422
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	210,720
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	185,000	184,989
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	925,000	714,812
Virginia HDA MHRB, Ser. G, 5.30%, 11/01/2018	4,415,000	4,246,126
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	98,836

		123,158,031

INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,165,827
Albuquerque NM, IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,540,000	1,557,818
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser. A, 5.625%, 02/01/2018	2,030,000	2,000,565
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	238,268
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A, 4.30%, 11/15/2009	300,000	299,544
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	94,283
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	186,048
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	730,000	537,557
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	345,000	349,188
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,012,040
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,637,469
South Dakota EDFA RB, D.T.S., Inc. Proj., Ser. A, 4.95%, 04/01/2009	110,000	110,683
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	160,672
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	171,453
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,469,206
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,412,491
York Cnty., PA IDA PCRRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,003
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	4,500,000	4,510,125

		30,354,240

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.2%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	$665,000	$666,722
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	202,002

		868,724

MISCELLANEOUS REVENUE 3.1%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	454,165
California Statewide CDA RB, SAVRS, 5.87%, 05/15/2029	1,400,000	1,400,000
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	500,975
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,012,960
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,125,000	4,375,059
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,803
Miami-Dade Cnty., FL Spl. Obl. RB, CCAB, Sub. Ser. B, 0.00%, 10/01/2035, (Insd. by MBIA) †	2,500,000	1,901,375
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	535,021
8.625%, 11/01/2016	185,000	188,293
Minnesota Pub. Facs. Auth. Water PCRRB, Ser. A, 5.00%, 03/01/2011	250,000	250,525
Monmouth Cnty., NJ Impt Auth. RRB, Correctional Facs. Proj., 5.00%, 08/01/2011	200,000	200,420
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	504,275
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,277,088
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	101,197
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	237,895
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,186
Tyler, TX Hlth. Facs Dev. Corp. RB, Mother Frances Hosp., 6.60%, 07/01/2009	390,000	390,881

		14,971,118

PORT AUTHORITY 0.6%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	365,419
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,240
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,201,963

		3,043,622

POWER 1.5%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	302,753
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	786,201
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,470,000	1,478,952

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER continued
Western Minnesota Power Agcy. RRB, Ser. A:
5.40%, 01/01/2009	$4,425,000	$4,438,187
5.50%, 01/01/2011	400,000	401,000

		7,407,093

PRE-REFUNDED 12.2%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	116,448
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	105,343
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,551,142
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,329,237
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	423,520
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,085
Denver, CO City & Cnty. Arpt., RB, Ser. C, 6.125%, 11/15/2025	95,000	85,411
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	100,000	100,002
Fresno, CA Unified Sch. Dist. GO, Ser. D, 5.00%, 08/01/2011	250,000	251,235
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,407,966
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	415,000	446,474
Illinois Hlth. Facs. Auth. RB:
Iowa Hlth. Sys., 6.75%, 02/15/2013	500,000	530,210
Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	1,022,288
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	326,869
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	10,000,000	10,141,700
Johnson City, TN Hlth. & Edl. Facs. Board Hosp. RRB, Ser. 2000, 6.75%, 07/01/2016	130,000	130,555
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	135,000	138,125
Tax Allocation, Ser. G, 6.75%, 07/01/2010	365,000	367,029
Metropolitan Trans. Auth. New York RB:
Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	131,570
Dedicated Tax Fund Bonds, Ser. A, 5.25%, 04/01/2009	150,000	151,183
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	104,066
Michigan Bldg. Auth. RB, Facilities Program, Ser. I, 5.50%, 10/15/2009	590,000	612,208
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	303,408
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	750,000	759,405
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,028,750
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%, 06/01/2011	2,165,000	2,165,953
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,726,074
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	404,952

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	$165,000	$171,699
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	337,660
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	275,910
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	511,990
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	105,926
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E:
5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,355,067
5.00%, 09/01/2023, (Insd. by FGIC)	5,400,000	5,399,838
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,015,091
St. Johns Cnty., FL IDA Health Care RB, Glenmoor St. Johns Proj., Ser. A, 8.00%, 01/01/2030	3,420,000	3,685,426
Stockton, CA Hsg. Facs. RRB, O’Conner Woods Proj., Ser. A, 5.20%, 03/20/2009, (Insd. by GNMA)	170,000	170,508
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	8,198,340
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	503,755
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	1,935,000	1,939,915
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	500,705
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	185,370
Ser. D, 4.875%, 08/01/2011	200,000	200,420
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,378,066

		58,816,894

PUBLIC FACILITIES 0.4%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,176
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (Insd. by AMBAC)	375,000	375,469
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,076,715

		2,053,360

RESOURCE RECOVERY 0.9%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	200,000	200,434
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	150,432
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,709,024
5.50%, 11/15/2012	920,000	922,171
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,041
Essex Cnty., NJ Util. Auth. Solid Waste RRB, Ser. A, 4.80%, 04/01/2014	400,000	402,096

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Ctl. Sys. & Landfill, 5.00%, 08/01/2013	$500,000	$501,050

		4,110,248

SALES TAX 0.6%
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,030
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	521,342
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	252,107
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	500,000	500,950
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	450,927
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	238,118
New Mexico Hwy. Cmnwlth. Tax RB, Ser. B, 5.125%, 06/15/2011	140,000	140,309
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	247,933
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	200,000	202,376
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	376,406

		3,005,498

STUDENT LOAN 0.2%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	570,000	573,659
Massachusetts Edl. Financing Auth. RB, Ser. C, 4.60%, 12/01/2008	320,000	320,029

		893,688

TOBACCO REVENUE 3.5%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	222,480
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	234,955
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	3,106,720
6.25%, 06/01/2042	5,310,000	3,878,849
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	1,715,399
Tobacco Settlement Fin. Corp. of New Jersey RB, 6.375%, 06/01/2032	6,650,000	7,385,623
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	165,000	165,046
5.25%, 06/01/2012	115,000	115,055

		16,824,127

TRANSPORTATION 2.3%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	168,101
Miami, OH Valley Regl. Trans. Auth. RB, Ltd. Tax, 5.10%, 12/01/2008	330,000	330,086
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	1,040,000	1,066,572

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	$7,500,000	$7,597,575
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,217,503
Texas Turnpike Auth. RRB, Dallas North Tollway Sys.:
5.50%, 01/01/2015	320,000	323,869
Ser. A, 5.375%, 01/01/2016	150,000	150,086

		10,853,792

UTILITY 1.6%
Austin, TX Util. Sys. RRB, Ser. A, 5.125%, 05/15/2009	1,215,000	1,218,390
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,014
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	576,501
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,758,170
West Harris Cnty., TX Muni. Util. Dist. No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,001,280

		7,559,355

WATER & SEWER 3.1%
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,215
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	253,292
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	150,000	137,625
Hamilton Cnty., TN Waterworks RRB, Eastside Util. Dist., 5.25%, 11/01/2017, (Insd. by MBIA)	1,000,000	1,007,190
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,019,920
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,155,739
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	303,630
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	280,000	307,180
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	905,625
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,005,120
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	394,964
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,300
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	853,319
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB:
5.00%, 05/15/2015	150,000	150,071
5.00%, 05/15/2020	2,750,000	2,647,507
Texas Water Dev. Board RB, Revolving Fund, Ser. A, 5.25%, 07/15/2014	3,000,000	3,007,020
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,349
5.05%, 12/01/2013	190,000	190,376

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	$110,000	$110,213
5.05%, 12/01/2013	115,000	115,228

		15,044,883

Total Municipal Obligations (cost $448,637,874)		432,208,273

	Shares	Value

SHORT-TERM INVESTMENTS 9.4%
MUTUAL FUND SHARES 9.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.74% q ø (cost $45,233,825)	45,233,825	45,233,825

Total Investments (cost $493,871,699) 99.2%		477,442,098
Other Assets and Liabilities 0.8%		4,004,753

Net Assets 100.0%		$481,446,851

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2008:

New York	12.5%
California	8.6%
Ohio	8.3%
Texas	7.6%
Florida	7.1%
Illinois	5.9%
Massachusetts	5.8%
New Jersey	3.9%
Utah	3.0%
Michigan	2.5%
Georgia	2.4%
Virginia	2.4%
Washington	2.1%
Louisiana	1.9%
Rhode Island	1.6%
Missouri	1.5%
Minnesota	1.2%
Arizona	1.1%
Indiana	1.1%
Connecticut	1.0%
Oregon	1.0%
Pennsylvania	1.0%
West Virginia	0.9%
Mississippi	0.7%
South Carolina	0.7%
Alaska	0.5%
Montana	0.5%
Tennessee	0.5%
Nebraska	0.4%
New Mexico	0.4%
Arkansas	0.3%
Colorado	0.3%
Maryland	0.3%
North Carolina	0.3%
Alabama	0.2%
New Hampshire	0.2%
North Dakota	0.2%
Oklahoma	0.2%
Hawaii	0.1%
Maine	0.1%
Puerto Rico	0.1%
Wisconsin	0.1%
Non-state specific	9.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2008:

AAA	45.0%
AA	41.4%
A	7.8%
BBB	2.7%
NR	3.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2008:

Less than 1 year	16.0%
1 to 3 year(s)	10.8%
3 to 5 years	10.9%
5 to 10 years	25.2%
10 to 20 years	22.4%
20 to 30 years	10.2%
Greater than 30 years	4.5%

100.0%

See Notes to Financial Statements

25

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $448,637,874)	$432,208,273
Investments in affiliated money market fund, at value (cost $45,233,825)	45,233,825

Total investments	477,442,098
Receivable for Fund shares sold	474,370
Interest receivable	8,008,880
Prepaid expenses and other assets	91,469

Total assets	486,016,817

Liabilities
Dividends payable	524,318
Payable for securities purchased	3,071,501
Payable for Fund shares redeemed	890,877
Advisory fee payable	20,767
Distribution Plan expenses payable	17,065
Due to other related parties	4,140
Accrued expenses and other liabilities	41,298

Total liabilities	4,569,966

Net assets	$481,446,851

Net assets represented by
Paid-in capital	$515,241,220
Undistributed net investment income	128,235
Accumulated net realized losses on investments	(17,493,003)
Net unrealized losses on investments	(16,429,601)

Total net assets	$481,446,851

Net assets consists of
Class A	$296,540,904
Class B	39,602,922
Class C	94,364,307
Class I	50,938,718

Total net assets	$481,446,851

Shares outstanding (unlimited number of shares authorized)
Class A	35,280,867
Class B	4,722,633
Class C	11,187,201
Class I	6,059,847

Net asset value per share
Class A	$8.41
Class A — Offering price (based on sales charge of 4.75%)	$8.83
Class B	$8.39
Class C	$8.44
Class I	$8.41

See Notes to Financial Statements

26

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2008 (unaudited)

Investment income
Interest	$11,801,003
Income from affiliate	307,317

Total investment income	12,108,320

Expenses
Advisory fee	1,324,757
Distribution Plan expenses
Class A	369,100
Class B	223,707
Class C	457,737
Administrative services fee	253,094
Transfer agent fees	148,650
Trustees’ fees and expenses	2,678
Printing and postage expenses	23,535
Custodian and accounting fees	71,348
Registration and filing fees	37,255
Professional fees	24,730
Interest expense	2,293
Other	5,132

Total expenses	2,944,016
Less: Expense reductions	(1,696)
Fee waivers	(199)

Net expenses	2,942,121

Net investment income	9,166,199

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(3,050,433)
Net change in unrealized gains or losses on investments	(15,103,752)

Net realized and unrealized gains or losses on investments	(18,154,185)

Net decrease in net assets resulting from operations	$(8,987,986)

See Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008

Operations
Net investment income		$9,166,199		$17,162,027
Net realized losses on investments		(3,050,433)		(1,618,175)
Net change in unrealized gains or losses on investments		(15,103,752)		(2,976,273)

Net increase (decrease) in net assets resulting from operations		(8,987,986)		12,567,579

Distributions to shareholders from
Net investment income
Class A		(5,649,572)		(10,806,163)
Class B		(685,122)		(1,967,511)
Class C		(1,407,805)		(2,651,059)
Class I		(1,505,672)		(1,794,485)

Total distributions to shareholders		(9,248,171)		(17,219,218)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	7,486,144	64,282,522	10,832,550	94,740,676
Class B	416,147	3,536,340	158,274	1,376,744
Class C	2,201,151	18,966,157	1,372,484	12,009,243
Class I	4,727,077	40,872,977	5,228,514	45,617,425

		127,657,996		153,744,088

Net asset value of shares issued in reinvestment of distributions
Class A	412,534	3,531,174	766,456	6,694,287
Class B	51,523	440,721	142,424	1,241,469
Class C	90,558	777,794	164,142	1,438,612
Class I	146,526	1,260,838	191,566	1,672,762

		6,010,527		11,047,130

Automatic conversion of Class B shares to Class A shares
Class A	723,488	6,221,090	1,138,074	9,944,493
Class B	(725,175)	(6,221,090)	(1,140,685)	(9,944,493)

		0		0

Payment for shares redeemed
Class A	(6,379,275)	(54,375,500)	(12,338,273)	(107,779,910)
Class B	(879,800)	(7,541,812)	(2,219,414)	(19,362,447)
Class C	(1,256,641)	(10,767,744)	(1,991,051)	(17,470,325)
Class I	(7,102,298)	(60,400,366)	(2,648,165)	(23,180,670)

		(133,085,422)		(167,793,352)

Net increase (decrease) in net assets resulting from capital share transactions		583,101		(3,002,134)

Total decrease in net assets		(17,653,056)		(7,653,773)
Net assets
Beginning of period		499,099,907		506,753,680

End of period		$481,446,851		$499,099,907

Undistributed net investment income		$128,235		$210,207

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase. For the six months ended November 30, 2008, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $199.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2008, EIS received $13,750 from the sale of Class A shares and $25,922, $26,804 and $10,323 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $207,370,812 and $199,926,210, respectively, for the six months ended November 30, 2008.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$45,233,825
Level 2 – Other Significant Observable Inputs	432,208,273
Level 3 – Significant Unobservable Inputs	0

Total	$477,442,098

On November 30, 2008, the aggregate cost of securities for federal income tax purposes was $493,940,124. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,768,859 and $18,266,885, respectively, with a net unrealized depreciation of $16,498,026.

As of May 31, 2008, the Fund had $13,742,275 in capital loss carryovers for federal income tax purposes with $12,263,935 expiring in 2009, $397,749 expiring in 2010 and $1,080,591 expiring in 2016.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, the Fund incurred and elected to defer post-October losses of $558,883.

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended November 30, 2008, the Fund had average borrowings outstanding of $130,265 (on an annualized basis) at an average rate of 1.76% and paid interest of $2,293.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In

33

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to the Fund’s financial statements.

34

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Stamper Capital & Investments, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Strategic Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed info rmation regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC, the Sub-Advisor, and Keil

35

ADDITIONAL INFORMATION (unaudited) continued

provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and

36

ADDITIONAL INFORMATION (unaudited) continued

quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

37

ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

38

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index. The Trustees also noted that the Fund’s Class A shares had performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance for the five- and ten-year periods ended December 31, 2007, and in the first quintile for the one-year period ended December 31, 2007, and the second quintile for the three-year period ended December 31, 2007. The Trustees noted that the Sub-Advisor had in recent years maintained a relatively defensive position, investing in shorter-terms securities, and that, while the Fund had, as a result, underperformed its peers over various time periods, in quite recent periods, including during the recent credit crisis, the Fund’s relative performance had improved.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were

39

ADDITIONAL INFORMATION (unaudited) continued

higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by almost all of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that

40

ADDITIONAL INFORMATION (unaudited) continued

would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•	Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational

41

ADDITIONAL INFORMATION (unaudited) continued

stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;
•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

42

This page left intentionally blank

43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

572613 rv4 01/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:

W. Douglas Munn Principal Executive Officer

Date: February 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

W. Douglas Munn Principal Executive Officer

Date: February 2, 2009

By:

Kasey Phillips Principal Financial Officer

Date: February 2, 2009